1933 Act File No. 2-
                                          1940 Act File No. 811-

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 8                  X

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                                Amendment No. 9                         X

                              THE FFB LEXICON FUND

               (Exact Name of Registrant as Specified in Charter)

                2500 Westchester Avenue, Purchase, New York 10577
                    (Address of Principal Executive Offices)

                                 (914) 694-2020
                         (Registrant's Telephone Number)
                                  DAVID G. LEE,
                               C/O SEI CORPORATION
                             680 E. SWEDESFORD ROAD
                            WAYNE, PENNSYLVANIA 19087
                     (Name and Address of Agent for Service)


                                   Copies to:

                            JOSEPH J. McBRIEN , ESQ
                        Evergreen Asset Management Corp.
                            2500 Westchester Avenue
                            Purchase, New York 10577


           JOHN H. GRADY, JR., ESQ.     RICHARD W. GRANT, ESQ.
           Morgan, Lewis & Bockius LLP  Morgan, Lewis & Bockius LLP
           1800 M STREET, N.W.          2000 ONE LOGAN SQUARE
           WASHINGTON, D.C. 20036       PHILADELPHIA, PA 19103

It is proposed that this filing will become effective (check appropriate box) / / Immediately upon filing pursuant to paragraph (b) or / / on (date) pursuant to paragraph (b) or /X/ 60 days after filing pursuant to paragraph (a)(i) or / / on (date) pursuant to paragraph (a)(i) or / / 75 days after filing pursuant to paragraph (a)(ii) or
/ / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment
/ / 60 days after filing pursuant to paragraph  (a)(i)
/ / on (date) pursuant to paragraph (a)(i)

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

/X/ filed the Notice required by that Rule on or about October 30, 1995; or / / intends to file the Notice required by that Rule on or about (date); or

/ / during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                          CROSS REFERENCE SHEET

     This Amendment to the Registration Statement of THE FFB LEXICON FUND (the "Trust"), relates to two of the Trust's portfolios: (1) THE FFB LEXICON FUND - INTERMEDIATE TERM FUND, which after January 19, 1996 is expected to be renamed the EVERGREEN FIXED INCOME FUND, and (2) THE FFB LEXICON FUND - INTERMEDIATE TERM GOVERNMENT SECURITIES FUND, which after January 19, 1996 is expected to be renamed the EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND. The Prospectus and Statement of Additional Information included herein also contains disclosure relating to two of the series of Evergreen Investment Trust, namely, the Evergreen Fixed-Income Fund, which after January 19, 1996 is expected to be renamed the Evergreen Short-Intermediate Bond Fund and Evergreen U.S. Government Fund. Each fund offers of four separate classes of shares: (a) Class Y Shares,
(b) Class A Shares, (c) Class B Shares, and (d) Class C Shares.


                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.                                       Location in Prospectus(es)

Part A

Item 1.   Cover Page                                Cover Page

Item 2.   Synopsis and Fee Table                    Overview of the Fund(s);
                                                    Expense Information

Item 3.   Condensed Financial Information           Financial Highlights

Item 4.   General Description of Registrant         Cover Page; Description of
                                                      the Funds; General
                                                      Information

Item 5.   Management of the Fund                    Management of the Fund(s);
                                                      General Information

Item 5A.  Management's Discussion                   Management's Discussion of
                                                      Fund Performance

Item 6.   Capital Stock and Other Securities        Dividends, Distributions and
                                                      Taxes; General
                                                      Information

Item 7.   Purchase of Securities Being Offered      Purchase and Redemption of
                                                      Shares

Item 8.   Redemption or Repurchase                  Purchase and Redemption of
                                                      Shares

Item 9.   Pending Legal Proceedings                 Not Applicable

                                                    Location in Statement of
Part B                                                Additional Information

Item 10.  Cover Page                                Cover Page

Item 11.  Table of Contents                         Table of Contents

Item 12.  General Information and History           Not Applicable

Item 13.  Investment Objectives and Policies        Investment Objectives and
                                                      Policies;Investment
                                                      Restrictions; Other
                                                      Restrictions and
                                                      Operating Policies

Item 14.  Management of the Fund                    Management

Item 15.  Control Persons and Principal             Management
           Holders of Securities

Item 16.  Investment Advisory and Other Services    Investment Adviser;
                                                    Purchase of Shares

Item 17.  Brokerage Allocation                      Allocation of Brokerage

Item 18.  Capital Stock and Other Securities        Purchase of Shares

Item 19.  Purchase, Redemption and Pricing of       Distribution Plans; Purchase
          Securities Being Offered                    of Shares; Net Asset Value

Item 20.  Tax Status                                Additional Tax Information

Item 21.  Underwriters                              Distribution Plans; Purchase
                                                      of Shares

Item 22.  Calculation of Performance Data           Performance Information

Item 23.  Financial Statements                      Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.



******************************************************************************

  PROSPECTUS                                                 January 22, 1996

  EVERGREEN(SM) INCOME FUNDS                             (Evergreen Tree Logo)

  EVERGREEN U.S. GOVERNMENT FUND
  EVERGREEN SHORT-INTERMEDIATE BOND FUND
  EVERGREEN INTERMEDIATE-TERM BOND FUND
  EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

  CLASS A SHARES
  CLASS B SHARES
  CLASS C SHARES

           The Evergreen Income Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide a high level of current income. This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.

           A "Statement of Additional Information" for the Funds dated January 22, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 807-2940. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY, AND INVOLVE INVESTMENT RISKS.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                12
         Investment Practices and Restrictions             14
MANAGEMENT OF THE FUNDS
         Investment Adviser                                18
         Distribution Plans and Agreements                 19
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 20
         How to Redeem Shares                              23
         Exchange Privilege                                24
         Shareholder Services                              25
         Effect of Banking Laws                            25
OTHER INFORMATION
         Dividends, Distributions and Taxes                26
         General Information                               27

                             OVERVIEW OF THE FUNDS


       The following is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".

       The Capital Management Group of First Union National Bank ("CMG") serves as investment adviser to Evergreen Income Funds which include: EVERGREEN SHORT-INTERMEDIATE BOND FUND, EVERGREEN U.S. GOVERNMENT FUND. EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND First Union National Bank of North Carolina ("FUNB"), is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND (formerly Evergreen Fixed Income Fund and previously known as First Union Fixed Income Portfolio) seeks to provide a high level of current income by investing in a broad range of investment grade debt securities, with capital growth as a secondary objective.

       EVERGREEN U.S. GOVERNMENT FUND (formerly First Union U.S. Government Portfolio) seeks a high level of current income consistent with stability of principal.

       EVERGREEN INTERMEDIATE-TERM BOND FUND (formerly The FFB Lexicon
Fund -- Fixed Income Fund) seeks to maximize current yield consistent with the preservation of capital.

       EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND (formerly The FFB Lexicon Fund -- Intermediate-Term Government Securities Fund) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

       THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION

       The table set forth below summarizes the shareholder transaction costs associated with an investment in each Class A, Class B and Class C Shares of a Fund. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES                 Class A Shares                    Class B Shares
Maximum Sales Charge Imposed on Purchases (as         4.75%                             None
a % of offering price)
Sales Charge on Dividend Reinvestments                None                              None
Contingent Deferred Sales Charge (as a % of        None            5% during the first year, 4% during the second
original purchase price or redemption                              year, 3% during the third and fourth years, 2%
proceeds, whichever is lower)                                      during the fifth year, 1% during the sixth and
                                                                   seventh years and 0% after the seventh year
Redemption Fee                                     None                                 None
Exchange Fee                                       None                                 None
SHAREHOLDER TRANSACTION EXPENSES                 Class C Shares
Maximum Sales Charge Imposed on Purchases (as         None
a % of offering price)
Sales Charge on Dividend Reinvestments                None
Contingent Deferred Sales Charge (as a % of       1% during the
original purchase price or redemption           first year and 0%
proceeds, whichever is lower)                      thereafter

Redemption Fee                                        None
Exchange Fee                                          None

       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return, and (ii) redemption at the end of each period and, additionally for Class B and C, no redemption at the end of each period.

       In the following examples (i) the expenses for Class A Shares assume deduction of the maximum 4.75% sales charge at the time of purchase, (ii) the expenses for Class B Shares and Class C Shares assume deduction at the time of redemption (if applicable) of the maximum contingent deferred sales charge applicable for that time period, and (iii) the expenses for Class B Shares reflect the conversion to Class A Shares eight years after purchase (years eight through ten, therefore, reflect Class A expenses).

EVERGREEN U.S. GOVERNMENT FUND

                                                                                                    EXAMPLES
                                                                                                                     Assuming
                                                                                         Assuming Redemption         no
                             ANNUAL OPERATING EXPENSES**                                  at End of Period           Redemption
                           Class A    Class B    Class C                            Class A    Class B    Class C    Class B
Management Fees              .50%       .50%       .50%    After 1 Year              $  58      $  68      $  28      $  18
12b-1 Fees*                  .25%       .75%       .75%    After 5 Years             $ 102      $ 116      $  96      $  96
Shareholder Service Fees       --       .25%       .25%    After 10 Years            $ 167      $ 180      $ 209      $ 180
Other Expenses               .28%       .28%       .28%
Total                       1.03%      1.78%      1.78%

                          Assuming
                          no
                          Redemption
                           Class C
Management Fees             $  18
12b-1 Fees*                 $  96
Shareholder Service Fees    $ 209
Other Expenses
Total

EVERGREEN SHORT-INTERMEDIATE BOND FUND

                                                                                                     EXAMPLES
                                                                                      Assuming Redemption          Assuming no
                             ANNUAL OPERATING EXPENSES                                 at End of Period            Redemption
                           Class A   Class B   Class C                            Class A   Class B   Class C   Class B   Class C
Management Fees              .50%      .50%      .50%    After 1 Year              $  55     $  67     $  27     $  17     $  17
12b-1 Fees*                  .10%      .75%      .75%    After 5 Years             $  82     $ 110     $  90     $  90     $  90
Shareholder Service Fees       --      .25%      .25%    After 10 Years            $ 136     $ 160     $ 195     $ 160     $ 195
Other Expenses               .15%      .15%      .15%
Total                        .75%     1.65%     1.65%

EVERGREEN INTERMEDIATE-TERM BOND FUND

                                                                                                     EXAMPLES
                                                                                      Assuming Redemption          Assuming no
                           ANNUAL OPERATING EXPENSES**                                 at End of Period            Redemption
                           Class A   Class B   Class C                            Class A   Class B   Class C   Class B   Class C
Management Fees              .60%      .60%      .60%    After 1 Year              $  58     $  68     $  28     $  18     $  18
12b-1 Fees*                  .25%      .75%      .75%    After 3 Years             $  79     $  86     $  56     $  56     $  56
Shareholder Service Fees       --      .25%      .25%    After 5 Years             $ 102     $ 116     $  96     $  96     $  96
Other Expenses               .18%      .18%      .18%    After 10 Years            $ 167     $ 180     $ 209     $ 180     $ 209
Total                       1.03%     1.78%     1.78%

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                                                                                     EXAMPLES
                                                                                      Assuming Redemption          Assuming no
                           ANNUAL OPERATING EXPENSES**                                 at End of Period            Redemption
                           Class A   Class B   Class C                            Class A   Class B   Class C   Class B   Class C
Management Fees              .60%      .60%      .60%    After 1 Year              $  58     $  68     $  28     $  18     $  18
12b-1 Fees*                  .25%      .75%      .75%    After 3 Years             $  79     $  86     $  56     $  56     $  56
Shareholder Service Fees       --      .25%      .25%    After 5 Years             $ 102     $ 116     $  96     $  96     $  96
Other Expenses               .18%      .18%      .18%    After 10 Years            $ 167     $ 180     $ 209     $ 180     $ 209
Total                       1.03%     1.78%     1.78%

*Class A Shares can pay up to .75 of 1% of average assets as a 12b-1 fee. For the forseeable future, the Class A Shares 12b-1 fees will be limited to .25 of 1% of average net assets for Evergreen U.S. Government Fund, Evergreen Intermediate-Term Bond Fund and Evergreen Intermediate-Term Government Securities Fund and .10 of 1% of average net assets for Evergreen
Short-Intermediate Bond Fund.

**The estimated annual operating expenses and examples do not reflect fee waivers and expense reimbursements. Actual expenses for Class A, B and C Shares net of fee waivers and expense reimbursements for the most recent fiscal period ended were as follows:

                                                                          CLASS A    CLASS B    CLASS C
EVERGREEN U.S. GOVERNMENT FUND                                             1.04%      1.79%      1.79%
EVERGREEN INTERMEDIATE-TERM BOND FUND                                       .80%        N/A        N/A
EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND                      .70%        N/A        N/A

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples for Evergreen U.S. Government Fund and Evergreen Short-Intermediate Bond Fund are estimated amounts based on the experience of each Fund for the six month period ended June 30, 1995. The amounts set forth both in the tables and examples for Evergreen Intermediate-Term Bond Fund and Evergreen Intermediate-Term Government Securities Fund are based on the experience of each fund for year ended August 31, 1995. Such expenses have been restated to reflect current fee arrangements. In the case of Funds that did not offer all of the above-referenced Classes of shares during such periods, the amounts set forth in the tables are based on the expenses incurred by the Classes that were offered. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds". As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
                                       4

                              FINANCIAL HIGHLIGHTS

       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN SHORT-INTERMEDIATE BOND FUND (FORMERLY EVERGREEN FIXED INCOME FUND) FUND, and EVERGREEN U.S. GOVERNMENT FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN INTERMEDIATE-TERM BOND FUND (formerly and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND) has been audited by Arthur Andersen LLP, the Fund's independent auditors during such periods. A report of KPMG Peat Marwick LLP or Arthur Andersen LLP on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.

       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

EVERGREEN U.S. GOVERNMENT FUND -- CLASS A AND CLASS B SHARES

                                                                     CLASS A SHARES                      CLASS B SHARES
                                                          SIX                       JANUARY 11,       SIX
                                                         MONTHS                        1993*         MONTHS
                                                         ENDED       YEAR ENDED       THROUGH        ENDED       YEAR ENDED
                                                        JUNE 30,    DECEMBER 31,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                         1995#          1994            1993         1995#          1994
PER SHARE DATA
  Net asset value, beginning of period...............      $9.07        $10.05          $10.00         $9.07        $10.05
  Income from investment operations:
  Net investment income..............................        .33           .66             .68           .29           .61
  Net realized and unrealized gain (loss) on
    investments......................................        .58          (.98)            .05           .58          (.98)
    Total from investment operations.................        .91          (.32)            .73           .87          (.37)
  Less distributions to shareholders from
    net investment income............................       (.33)         (.66)           (.68)         (.29)         (.61)
  Net asset value, end of period.....................      $9.65         $9.07          $10.05         $9.65         $9.07
TOTAL RETURN+........................................      10.2%         (3.2%)           7.4%          9.8%         (3.8%)
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)..........   $ 22,445      $ 23,706        $ 38,851      $192,490      $195,571
  Ratios to average net assets:
    Expenses (a).....................................      1.04%++        .96%            .68%++       1.79%++       1.54%
    Net investment income (a)........................      7.07%++       6.97%           6.93%++       6.32%++       6.42%
  Portfolio turnover rate............................         0%           19%             39%            0%           19%

                                                      CLASS B SHARES
                                                       JANUARY 11,
                                                          1993*
                                                         THROUGH
                                                       DECEMBER 31,
                                                           1993
PER SHARE DATA
  Net asset value, beginning of period...............     $10.00
  Income from investment operations:
  Net investment income..............................        .63
  Net realized and unrealized gain (loss) on
    investments......................................        .05
    Total from investment operations.................        .68
  Less distributions to shareholders from
    net investment income............................       (.63)
  Net asset value, end of period.....................     $10.05
TOTAL RETURN+........................................       6.9%
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)..........  $236,696
  Ratios to average net assets:
    Expenses (a).....................................       1.19%++
    Net investment income (a)........................       6.44%++
  Portfolio turnover rate............................     39%

#  The Fund changed its fiscal year end from December 31 to June 30.

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charges or contingent deferred charges are not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                                    CLASS A SHARES                     CLASS B SHARES
                                                          SIX                     JANUARY 11,       SIX
                                                         MONTHS                      1993*         MONTHS
                                                         ENDED     YEAR ENDED       THROUGH        ENDED       YEAR ENDED
                                                        JUNE 30,  DECEMBER 31,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                          1995        1994            1993          1995          1994
Expenses.............................................     1.05%       1.00%            .99%         1.80%         1.58%
Net investment income................................     7.06%       6.93%           6.62%         6.31%         6.38%

                                                      CLASS B SHARES
                                                       JANUARY 11,
                                                          1993*
                                                         THROUGH
                                                       DECEMBER 31,
                                                           1993
Expenses.............................................      1.50%
Net investment income................................      6.13%

EVERGREEN U.S. GOVERNMENT FUND -- CLASS C AND CLASS Y SHARES

                                                                CLASS C SHARES                      CLASS Y SHARES
                                                             SIX       SEPTEMBER 2,      SIX                       SEPTEMBER 2,
                                                            MONTHS        1994*         MONTHS                        1993*
                                                            ENDED        THROUGH        ENDED       YEAR ENDED       THROUGH
                                                           JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                            1995#          1994         1995#          1994            1993
PER SHARE DATA
  Net asset value, beginning of period..................     $9.07         $9.39         $9.07         $10.05          $10.25
  Income from investment operations:
  Net investment income.................................       .29           .20           .34            .69             .25
  Net realized and unrealized gain (loss) on
    investments.........................................       .58          (.32)          .58           (.98)           (.20)
    Total from investment operations....................       .87          (.12)          .92           (.29)            .05
  Less distributions to shareholders from net investment
    income..............................................      (.29)         (.20)         (.34 )         (.69)           (.25)
  Net asset value, end of period........................     $9.65         $9.07         $9.65          $9.07          $10.05
TOTAL RETURN+...........................................      9.8%         (1.3%)        10.3%          (2.9%)            .5%
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted).............      $350          $266       $16,934       $ 15,595        $ 14,486
  Ratios to average net assets:
    Expenses (a)........................................     1.79%++       1.71%++        .79% ++        .71%            .48%++
    Net investment income (a)...........................     6.36%++       6.70%++       7.31% ++       7.27%           7.20%++
  Portfolio turnover rate...............................        0%           19%            0%            19%             39%

#  The Fund changed its fiscal year end from December 31 to June 30.

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred charges are not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                          CLASS C SHARES                      CLASS Y SHARES
                                                       SIX       SEPTEMBER 2,      SIX                       SEPTEMBER 2,
                                                      MONTHS        1994*         MONTHS                        1993*
                                                      ENDED        THROUGH        ENDED       YEAR ENDED       THROUGH
                                                     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                       1995          1994          1995          1994            1993
Expenses..........................................     1.80%         1.75%          .80%          .75%            .79%
Net investment income.............................     6.34%         6.66%         7.30%         7.23%           6.89%

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                                                                                CLASS Y SHARES
                                                                  CLASS A
                                                                   SHARES                                          NOVEMBER 1,
                                                                MAY 2, 1995*                                          1991*
                                                                  THROUGH                                            THROUGH
                                                                 AUGUST 31,          YEAR ENDED AUGUST 31,          AUGUST 31,
                                                                    1995         1995        1994        1993          1992
PER SHARE DATA
Net asset value, beginning of period.........................       $9.95         $9.92      $10.61      $10.41        $10.00
Income (loss) from investment operations:
Net investment income........................................         .19           .55         .54         .57           .48
Net realized and unrealized gain (loss) on investments.......         .20           .23        (.64)        .24           .40
  Total from investment operations...........................         .39           .78        (.10)        .81           .88
Less distributions to shareholders from:
Net investment income........................................        (.19)         (.55)       (.54)       (.58)         (.47)
Net realized gains...........................................          --            --        (.05)       (.03)           --
  Total distributions........................................        (.19)         (.55)       (.59)       (.81)         (.47)
Net asset value, end of period...............................      $10.15        $10.15      $ 9.92      $10.61        $10.41
TOTAL RETURN+................................................        3.9%          8.2%       (1.0%)       8.0%         10.9%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....................      $8,753       $97,332    $106,448    $119,172       $87,648
Ratios to average net assets:
  Expenses (a)...............................................        .80%++        .70%        .55%        .55%          .55%++
  Net investment
    income (a)...............................................       5.42%++       5.54%       5.22%       5.48%         5.68%++
Portfolio turnover rate......................................         45%           45%         45%         31%           47%

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                      CLASS A                           CLASS Y SHARES
                                                       SHARES
                                                       MAY 2,                                                  NOVEMBER 1,
                                                       1995*                                                      1991*
                                                      THROUGH                                                    THROUGH
                                                     AUGUST 31,             YEAR ENDED AUGUST 31,               AUGUST 31,
                                                        1995        1995          1994            1993             1992
Expenses..........................................       1.34%++      .84%          .82%            .83%            .86%++
Net investment income.............................       4.88%++     5.40%         4.95%           5.20%           5.37%

EVERGREEN INTERMEDIATE-TERM BOND FUND

                                                                      CLASS A                     CLASS Y SHARES
                                                                       SHARES
                                                                       MAY 2,                                       NOVEMBER 1,
                                                                       1995*                                           1991*
                                                                      THROUGH                                         THROUGH
                                                                     AUGUST 31,        YEAR ENDED AUGUST 31,         AUGUST 31,
                                                                        1995        1995       1994       1993          1992
PER SHARE DATA
Net asset value, beginning of period..............................      $9.98        $9.93     $10.99     $10.56        $10.00
Income (loss) from investment operations:
Net investment income.............................................        .18          .56        .55        .63           .55
Net realized and unrealized gain (loss) on investments............        .33          .40       (.86)       .66           .55
  Total from investment operations................................        .51          .96       (.31)      1.29          1.10
Less distributions to shareholders from:
Net investment income.............................................       (.19)        (.56)      (.55)      (.64)         (.54)
Net realized gains................................................         --         (.04)      (.20)      (.22)           --
  Total distributions.............................................       (.19)        (.60)      (.75)      (.86)         (.54)
Net asset value, end of period....................................     $10.30       $10.29     $ 9.93     $10.99        $10.56
TOTAL RETURN+.....................................................       5.2%        10.1%      (2.9%)     12.9%         13.6%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).........................       $160      $95,961    $91,724    $86,892       $66,695
Ratios to average net assets:
  Expenses (a)....................................................       .80%++       .69%       .55%       .55%          .55%++
  Net investment
    income (a)....................................................      5.53%++      5.63%      5.32%      5.93%         6.49%++
Portfolio turnover rate...........................................        73%          73%        69%        49%           65%

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                               CLASS Y SHARES
                                                                  CLASS A
                                                                  SHARES                                         NOVEMBER 1,
                                                               MAY 2, 1995*                                         1991*
                                                                  THROUGH                                          THROUGH
                                                                AUGUST 31,          YEAR ENDED AUGUST 31,         AUGUST 31,
                                                                   1995          1995       1994       1993          1992
Expenses....................................................        1.38%          .83%       .83%       .83%         .86%
Net investment income.......................................        4.95%         5.49%      5.04%      5.65%        6.18%

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS A SHARES

                                     SIX                                                       NINE                     JANUARY 28,
                                    MONTHS                                                    MONTHS         YEAR          1989*
                                    ENDED                                                     ENDED          ENDED        THROUGH
                                   JUNE 30,            YEAR ENDED DECEMBER 31,             DECEMBER 31,    MARCH 31,     MARCH 31,
                                    1995##      1994       1993       1992       1991         1990#          1990          1989
PER SHARE DATA
Net asset value, beginning of
  period........................     $9.52      $10.42     $10.41     $10.54      $9.99         $9.72         $9.50        $9.70
Income (loss) from investment
  operations:
Net investment income...........       .32         .65        .65        .71        .73           .55           .79          .10
Net realized and unrealized gain
  (loss) on investments.........       .50        (.91)       .19       (.06)       .60           .24           .20         (.14)
  Total from investment
    operations..................       .82        (.26)       .84        .65       1.33           .79           .99         (.04)
Less distributions to
  shareholders from:
Net investment income...........      (.32 )      (.64)      (.65)      (.67)      (.70)         (.52)         (.77)        (.16)
Net realized gains..............        --          --       (.18)      (.11)      (.07)           --            --        --
In excess of net investment
  income........................        --          --         --         --       (.01)           --            --        --
  Total distributions...........      (.32 )      (.64)      (.83)      (.78)      (.78)         (.52)         (.77)        (.16)
Net asset value, end of
  period........................    $10.02       $9.52     $10.42     $10.41     $10.54         $9.99         $9.72        $9.50
TOTAL RETURN+...................      8.8%       (2.6%)      8.3%       6.4%      13.7%          8.3%         10.5%          (.3%)
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)...............   $18,898     $19,127    $22,865    $21,488    $17,680       $11,765       $ 6,496      $11,580
Ratios to average net assets:
  Expenses......................      .77% ++     .75%       .93%       .90%       .80%(a)      1.01%(a)++    1.00%(a)      1.78 ++
  Net investment income.........     6.58% ++    6.46%      6.15%      6.79%      7.30%(a)      7.53%(a)++    7.57%(a)      6.10%++
Portfolio turnover rate.........       34%         48%        73%        66%        53%           27%           32%       18%

*  Commencement of class operations.

#  The Fund changed its fiscal year end from March 31 to December 31.

## The Fund changed its fiscal year end from December 31 to June 30.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                          NINE MONTHS
                                     YEAR ENDED              ENDED            YEAR ENDED
                                  DECEMBER 31, 1991    DECEMBER 31, 1990    MARCH 31, 1990
Expenses.....................            .89%                1.82%               1.50%
Net investment income........           7.21%                6.72%               7.07%

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS B AND CLASS C SHARES

                                                                   CLASS B SHARES                         CLASS C SHARES
                                                                                    JANUARY 25,                   SEPTEMBER 6,
                                                     SIX MONTHS                        1993*        SIX MONTHS       1994*
                                                        ENDED        YEAR ENDED       THROUGH         ENDED         THROUGH
                                                      JUNE 30,      DECEMBER 31,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                        1995#           1994            1993          1995#           1994
PER SHARE DATA
Net asset value, beginning of period..............       $9.54          $10.44         $10.57           $9.55         $9.85
Income (loss) from investment operations:
Net investment income.............................         .28             .58            .58             .26           .18
Net realized and unrealized gain (loss) on
  investments.....................................         .50            (.92)           .05             .50          (.30)
  Total from investment operations................         .78            (.34)           .63             .76          (.12)
Less distributions to shareholders from:
Net investment income.............................        (.28)           (.56)          (.58)           (.26)         (.18)
Net realized gains................................          --              --           (.18)             --            --
  Total distributions.............................        (.28)           (.56)          (.76)           (.26)         (.18)
Net asset value, end of period....................      $10.04           $9.54         $10.44          $10.05         $9.55
TOTAL RETURN+.....................................        8.3%           (3.3%)          6.1%            8.2%         (1.3%)
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted).................................     $17,366         $17,625         $8,876            $527          $512
Ratios to average net assets:
  Expenses........................................       1.67%++         1.50%          1.57%++         1.67%++       1.65%++
  Net investment income...........................       5.68%++         5.75%          5.42%++         5.69%++       5.87%++
Portfolio turnover rate...........................         34%             48%            73%             34%           48%

*  Commencement of class operations.

#  The Fund changed its fiscal year end from December 31 to June 30.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.

++  Annualized.
                                       10

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS Y SHARES

                                                            SIX MONTHS                                        JANUARY 4, 1991*
                                                            ENDED JUNE        YEAR ENDED DECEMBER 31,              THROUGH
                                                            30, 1995#       1994        1993        1992      DECEMBER 31, 1991
PER SHARE DATA
Net asset value, beginning of period.....................       $9.52       $10.43      $10.41      $10.54           $10.06
Income (loss) from investment operations:
Net investment income....................................         .33          .65         .69         .70              .71
Net realized and unrealized gain (loss) on investments...         .49         (.91)        .19        (.02)             .56
  Total from investment operations.......................         .82         (.26)        .88         .68             1.27
Less distributions to shareholders from:
Net investment income....................................        (.32)        (.65)       (.68)       (.70)            (.71)
Net realized gains.......................................          --           --        (.18)       (.11)            (.07)
In excess of net investment income.......................          --           --          --          --             (.01)
  Total distributions....................................        (.32)        (.65)       (.86)       (.81)            (.79)
Net asset value, end of period...........................      $10.02        $9.52      $10.43      $10.41           $10.54
TOTAL RETURN+............................................        8.8%        (2.6%)       8.7%        6.6%            13.8%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)................    $347,050     $345,025    $376,445    $324,068         $256,254
Ratios to average net assets:
  Expenses...............................................        .67%++       .65%        .66%        .69%             .69%++(a)
  Net investment income..................................       6.68%++      6.56%       6.41%       6.67%            7.12%++(a)
Portfolio turnover rate..................................         34%          48%         73%         66%              53%

#  The Fund changed its fiscal year end from December 31 to June 30.

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                                         JANUARY 4, 1991
                                                                             THROUGH
                                                                        DECEMBER 31, 1991
Expenses.............................................................          .76%
Net investment income................................................         7.05%

                            DESCRIPTION OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES

       The investment objectives and policies of each Fund are stated below. Each Fund's investment objective cannot be changed without shareholder approval. While there is no assurance that each Fund's objective will be achieved, the Funds will endeavor to do so by following the investment policies detailed below. Unless otherwise indicated, the investment policies of a Fund may be changed by the Board of Trustees of Evergreen Investment Trust, or The Evergreen Lexicon Fund as the case may be, (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective. In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".

EVERGREEN SHORT-INTERMEDIATE BOND FUND

       The objective of EVERGREEN SHORT-INTERMEDIATE BOND FUND is to attain a high level of current income, with capital growth as a secondary objective, through investment in a broad range of investment grade debt securities. The Fund is suitable for conservative investors who want attractive income and permits them to participate in a broad portfolio of fixed income securities rather than purchasing a single issue. While the Fund may invest in securities rated BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), the investment adviser currently intends to limit the Fund's investments to securities rated A or higher by Moody's or S&P, or which, if unrated, are considered to be of comparable quality by the Fund's investment adviser. A description of the rating categories is contained in an Appendix to the Statement of Additional Information.

       Debt securities may include fixed, adjustable rate, zero coupon, or stripped securities, debentures, notes, U.S. government securities, and debt securities convertible into, or exchangeable for, preferred or common stock. Debt securities may also include mortgage-backed and asset-backed securities (see "Investment Practices and Restrictions", below). Stated final maturity for these securities may range up to 30 years. The duration of the securities will not exceed 10 years. The Fund intends to maintain a dollar-weighted average maturity of 5 years or less. Market-expected average life will be used for certain types of issues in computing the average maturity.

       In normal market conditions the Fund may invest up to 20% of its assets in money market instruments consisting of: (1) high grade commercial paper, including master demand notes; (2) obligations of banks or savings and loan associations having at least $1 billion in deposits, including certificates of deposit and bankers' acceptances; (3) A-rated or better corporate obligations;
(4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government; and (5) repurchase agreements collateralized by any security listed above.

       The types of U.S. government securities in which the Fund may invest include: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Student Loan Marketing Association; Tennessee Valley Authority; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; and National Credit Union Administration (collectively, "U.S. government securities"). Some U.S. government agency obligations are backed by the full faith and credit of the U.S. Treasury. Others in which the Fund may invest are supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

       The Fund may also invest up to 20% of its assets in foreign securities or U.S. securities traded in foreign markets in order to provide further diversification. The Fund may also invest in preferred stock; units which are debt securities with stock or warrants attached; and obligations denominated in foreign currencies. In making these decisions, the Fund's investment adviser will consider such factors as the condition and growth potential of various
                                       12
economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. (See "Investment Practices and Restrictions " -- "Foreign Investments".)

EVERGREEN U.S. GOVERNMENT FUND

       The investment objective of EVERGREEN U.S. GOVERNMENT FUND is to achieve a high level of current income consistent with stability of principal. The Fund will invest in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), and is suitable for conservative investors seeking high current yields plus relative safety. It permits an investor to participate in a portfolio that benefits from active management of a blend of securities and maturities to maximize the opportunities and minimize the risks created by changing interest rates.

       In addition to U.S. government securities, the EVERGREEN U.S. GOVERNMENT FUND may invest in:

       Securities representing ownership interests in mortgage pools ("mortgage-backed securities"). The yield and maturity characteristics of mortgage-backed securities correspond to those of the underlying mortgages, with interest and principal payments including prepayments (i.e. paying remaining principal before the mortgage's scheduled maturity) passed through to the holder of the mortgage-backed securities. The yield and price of mortgage-backed securities will be affected by prepayments which substantially shorten effective maturities. Thus, during periods of declining interest rates, prepayments may be expected to increase, requiring the Fund to reinvest the proceeds at lower interest rates, making it difficult to effectively lock in high interest rates. Conversely, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates;

       Securities representing ownership interests in a pool of assets ("asset-backed securities"), for which automobile and credit card receivables are the most common collateral. Because much of the underlying collateral is unsecured, asset-backed securities are structured to include additional collateral and/or additional credit support to protect against default. The Fund's investment adviser evaluates the strength of each particular issue of asset-backed security, taking into account the structure of the issue and its credit support. (See "Investment Practices and Restrictions -- Risk Characteristics of Asset-Backed Securities".);

       Collateralized mortgage obligations ("CMOs") issued by single-purpose, stand-alone entities. A CMO is a mortgage-backed security that manages the risk of repayment by separating mortgage pools into short, medium and long term portions. These portions are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. Similarly, as prepayments are made, the portion of CMO first to mature will be retired prior to its maturity, thus having the same effect as the prepayment of mortgages underlying a mortgage-backed security. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC"), which has certain special tax attributes. The Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

       The Fund may invest up to 20% of its total assets in CMOs and commercial paper which matures in 270 days or less so long as at least two of its ratings are high quality ratings by nationally recognized statistical rating organizations. Such ratings would include A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch Investors Service, Inc. and bonds and other debt securities rated Baa or higher by Moody's or BBB or higher by S&P, or which, if unrated, are considered to be of comparable quality by the investment adviser.

       Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken such bonds' prospects for principal and interest payments than higher rated bonds. However, like the higher rated bonds, these securities are considered to be investment grade. (See the description of the rating categories contained in the Statement of Additional Information.

EVERGREEN INTERMEDIATE-TERM BOND FUND

       The investment objective of the EVERGREEN INTERMEDIATE-TERM BOND FUND is to maximize current yield consistent with the preservation of capital.
                                       13

       The Fund will invest its assets in U.S. Treasury obligations; obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government; receipts evidencing separately traded principal and interest components of U.S. government obligations; corporate bonds and debentures rated, at the time of purchase, A or better by S&P or Moody's or, if unrated determined to be of comparable quality by the investment adviser; mortgage-backed securities and asset-backed securities rated, at the time of purchase, at least AA by S&P or Aa by Moody's, commercial paper rated A-1 or better by Moody's or P-1 or better by S&P or, if unrated, determined to be of comparable quality at the time of investment as determined by the investment adviser; short-term bank obligations including certificates of deposit; time deposits and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $1 billion as of the end of their most recent fiscal year; U.S. dollar denominated securities of the government of Canada and its provincial and local governments; U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; U.S. dollar denominated obligations of supranational entities; and repurchase agreements involving any of the foregoing securities; and U.S. dollar denominated securities of other foreign issuers. A description of the rating categories is contained in the Statement of Additional Information.

       The Fund will maintain an average weighted maturity of approximately five to fifteen years, although under normal conditions the investment adviser expects the Fund to maintain an average weighted maturity of five to ten years. The investment adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment.

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

       The investment objective of EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND is to preserve principal value and maintain a high degree of liquidity while providing current income.

       The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government, receipts evidencing separately traded principal and interest components of U.S. government obligations, obligations of supranational entities and repurchase agreements involving any of such obligations. No more than 35% of the Fund's assets may be invested in receipts, obligations of supranational entities and repurchase agreements involving such securities.

       The Fund will maintain an average weighted remaining maturity of approximately three to ten years, although under normal conditions the investment adviser expects to maintain an average maturity of three to six years. No remaining maturity will exceed ten years. The investment adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment.

       The U.S. government obligations that the Fund may acquire include securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities are in most cases "pass through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificates. The mortgage backing these securities include conventional thirty-year fixed rate mortgages. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than comparable bonds. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund will reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. For purposes of complying with the Fund's investment policy of acquiring securities with remaining maturity of ten years or less, the investment adviser will use the expected life of a mortgage-backed security.

INVESTMENT PRACTICES AND RESTRICTIONS

Risk Factors. Bond prices move inversely to interest rates, i.e. as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which each Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.
                                       14

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of the Funds investment adviser, market conditions warrant a temporary defensive investment strategy.

Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. The Funds investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date. The Funds may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

Lending Of Portfolio Securities. In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities.

       The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. As a matter of fundamental investment policy which cannot be changed without shareholder approval, the Funds will not lend any of their assets except portfolio securities up to 15% (in the case of the EVERGREEN SHORT-INTERMEDIATE BOND FUND, the EVERGREEN INTERMEDIATE-TERM BOND FUND and the EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND) or one-third (in the case of EVERGREEN U.S. GOVERNMENT FUND) of the value of their total assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Options And Futures. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, and the Funds do not use these transactions for speculation or leverage.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund
                                       15
becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.

       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Funds would continue to bear market risk on the transaction.

Risk Characteristics Of Options And Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the
                                       16

Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Zero-Coupon And Stripped Securities. The Funds may invest in zero-coupon and stripped securities. Zero-coupon securities in which the Funds may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Funds may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

       Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment banking firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

       In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities". Under the STRIPS program, the Funds will be able to have their beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

       When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Foreign Investments. EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign securities or securities denominated in or indexed to foreign currencies and EVERGREEN INTERMEDIATE-TERM BOND FUND may invest in U.S. dollar denominated securities of foreign issuers. In addition, EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign currencies. These may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S.
                                       17
companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment adviser before making any of these types of investments.

Risk Characteristics Of Asset-Backed Securities. The Funds may invest in asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

       Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities and mortgage backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Funds receive from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as CMOs, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

       Prepayments may result in a capital loss to the Funds to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Funds which would be taxed as ordinary income when distributed to the shareholders. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Borrowing. As a matter of fundamental policy, the Funds may not borrow money except as a temporary measure to facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.

Restricted And Illiquid Securities. EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest up to 10% of its net assets and EVERGREEN U.S. GOVERNMENT FUND may invest up to 10% of its total assets in securities which are subject to restrictions on resale under federal securities law. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. The EVERGREEN SHORT-INTERMEDIATE BOND FUND, the EVERGREEN INTERMEDIATE-TERM BOND FUND and the EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES may invest up to 10% of their net assets in illiquid securities. EVERGREEN U.S. GOVERNMENT FUND may invest up to 15% of its net assets in illiquid securities. Illiquid securities include certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER

       The management of each Fund is supervised by the Trustees of the Trust under which the Fund is organized. The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as
                                       18
investment adviser to each Fund. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $96.7 billion in consolidated assets as of December 31, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $36 billion in assets belonging to a wide range of clients, including the fifteen series of Evergreen Investment Trust (formerly known as First Union Funds). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services. Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") served as investment adviser to EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity Bancorporation by a subsidiary of First Union.

       CMG manages investments and supervises the daily business affairs of each Fund and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of the average daily net assets of EVERGREEN SHORT-INTERMEDIATE
BOND FUND and EVERGREEN U.S. GOVERNMENT FUND and .60 of 1% of the average daily net assets of EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. The total annualized operating expenses of each Fund for its most recent fiscal period are set forth in the section entitled "Financial Highlights". Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to each Fund and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz Incorporated, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for each Fund and is entitled to receive a fee from each Fund calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $10.4 billion as of December 31, 1995.

PORTFOLIO MANAGERS

       Thomas L. Ellis, a Vice President of FUNB, has been the portfolio manager of EVERGREEN SHORT-INTERMEDIATE BOND FUND since its inception in 1988. Prior to joining FUNB in 1985, Mr. Ellis had seventeen years investment management and sales experience, including eleven years marketing short and medium-term obligations to institutional investors, and three years as head trader of First Boston Corporation. Rollin C. Williams, a Vice President of FUNB, has been the portfolio manager of EVERGREEN U.S. GOVERNMENT FUND since its inception in 1992. Mr. Williams, who has over twenty-four years investment management experience, was Head of Fixed Income Investments at Dominion Trust Company from 1988 until its acquisition by First Union. Bruce Besecker, a Vice President of FUNB, has been the Portfolio Manager of Evergreen Intermediate-Term Bond Fund since its inception. Prior to joining FUNB, Mr. Besecker was a Vice President in the Fixed Income Unit of the Financial Management Department of First Fidelity since 1991. The Portfolio Manager of EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND since its inception has been Robert Cheshire. Mr. Cheshire is a Vice President of FUNB and was formerly a Vice President in the Institutional Asset Management Group of First Fidelity since 1990.

DISTRIBUTION PLANS AND AGREEMENTS

       Rule 12b-1 under the Investment Company Act of 1940 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. Each Fund has adopted for its Class A,
Class B and Class C shares a Rule 12b-1 plan (each, a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of
 .75 of 1% of the aggregate average daily net assets attributable to the Class A, Class B and Class C shares of EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND, .50 of 1% of the aggregate average daily net assets of the Class A shares of EVERGREEN SHORT-INTERMEDIATE BOND FUND
                                       19
and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND and 1% of the aggregate average daily net assets of the Class B and Class C shares of EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE-TERM
GOVERNMENT SECURITIES FUND. Payments under the Plans adopted with respect to Class A shares are currently voluntarily limited to, (as a percentage of aggregate average daily net assets attributable to Class A shares), .10 of 1% for EVERGREEN SHORT-INTERMEDIATE BOND FUND and .25 of 1% for EVERGREEN U.S. GOVERNMENT FUND, EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. The Plans provide that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND have also adopted a shareholder service plan ("Service Plans") with respect to their Class B and Class C shares, which permits each Fund to incur a fee of up to .25 of 1% of the aggregate average daily net assets attributable to the Class B and Class C shares for ongoing personal services and/or the maintenance of shareholder accounts. Such service fee payments to financial intermediaries, whether pursuant to a Plan or Service Plans, will not exceed .25 of 1% of the aggregate average daily net assets attributable to each Class of shares of each Fund. Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with Evergreen Funds Distributor, Inc. ("EFD"). Pursuant to the Distribution Agreements, each Fund will compensate EFD for its services as distributor at a rate which may not exceed an annual rate of .25 of 1% of a Fund's aggregate average daily net assets attributable to Class A shares and .75 of 1% of a Fund's aggregate average daily net assets attributable to the Class B and Class
C shares. The Distribution Agreements provide that EFD will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Funds, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EFD may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Funds' shareholders. The financing of payments made by EFD to compensate broker-dealers or other persons for distributing shares of the Funds may be provided by FUNB or its affiliates.

       The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Since EFD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EFD, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EFD. Distribution expenses incurred by EFD in one fiscal year that exceed the level of compensation paid to EFD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

       The Plans are in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75 of 1% and .25 of 1%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

                       PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

       You can purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EFD. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. In states where EFD is not registered as a broker-dealer shares of a Fund will only be sold through other broker-dealers or other financial institutions that are registered. See the Share Purchase Application and Statement of Additional Information for more information. Only Class A, Class B and Class C shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").
                                       20

Class A Shares-Front-End Sales Charge Alternative. You can purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. On purchases of $1,000,000 or more, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the first year after purchase. The schedule of charges for Class A shares is as follows:

                              Initial Sales Charge

EVERGREEN U.S. GOVERNMENT FUND

                                   as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase           Amount Invested     Offering Price     as a % of Offering Price
Less than $50,000                        4.99%               4.75%                   4.25%
$50,000 - $99,000                        4.71%               4.50%                   4.25%
$100,000 - $249,999                      3.90%               3.75%                   3.25%
$250,000 - $499,999                      2.56%               2.50%                   2.00%
$500,000 - $999,999                      2.04%               2.00%                   1.75%
$1,000,000 - $2,999,999                   None                None                   1.00%
$3,000,000 - $4,999,999                   None                None                    .50%
Over $5,000,000                           None                None                    .25%

EVERGREEN SHORT-INTERMEDIATE BOND FUND
EVERGREEN INTERMEDIATE TERM BOND FUND
EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                   as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase           Amount Invested     Offering Price     as a % of Offering Price
Less than $50,000                        3.36%               3.25%                   2.75%
$50,000-$99,000                          3.09%               3.00%                   2.75%
$100,000-$249,999                        2.56%               2.50%                   2.25%
$250,000-$499,999                        2.04%               2.00%                   1.75%
$500,000-$999,999                        1.52%               1.50%                   1.25%
$1,000,000-$2,999,999                     None                None                   1.00%
$3,000,000-$4,999,999                     None                None                    .50%
Over $5,000,000                           None                None                    .25%

       No front-end sales charges are imposed on Class A shares purchased by: institutional investors, which may include bank trust departments and registered investment advisers; investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; employees of FUNB and its affiliates, EFD and any broker-dealer with whom EFD has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; and upon the initial purchase of an Evergreen mutual fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a contingent deferred sale charge. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

       Class A shares may also be purchased at net asset value by qualified and non-qualified employee benefit and savings plans which make shares of the Funds and the other Evergreen mutual funds available to their
                                       21
participants, and which: (a) are employee benefit plans having at least $1,000,000 in investable assets, or 250 or more eligible participants; or (b) are non-qualified benefit or profit sharing plans which are sponsored by an organization which also makes the Evergreen mutual funds available through a qualified plan meeting the criteria specified under (a). In connection with sales made to plans of the type described in the preceding sentence that are clients of broker-dealers, and which do not qualify for sales at net asset value under the conditions set forth in the paragraph above, payments may be made in an amount equal to .50 of 1% of the net asset value of shares purchased. These payments are subject to reclaim in the event shares are redeemed within twelve months after purchase.

       When Class A shares are sold, EFD will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EFD may also pay fees to banks from sales charges for services performed on behalf of the customers of FUNB in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to .10 of 1% of the average daily value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans and Reinstatement Privilege. Consult the Share Purchase Application and Statement of Additional Information for additional information concerning these reduced sales charges.

Class B Shares-Deferred Sales Charge Alternative. You can purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within seven years after purchase. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares as set forth below.

Year Since Purchase                  Contingent Deferred Sales Charge
FIRST                                                5%
SECOND                                               4%
THIRD and FOURTH                                     3%
FIFTH                                                2%
SIXTH and SEVENTH                                    1%

       The CDSC is deducted from the amount of the redemption and is paid to EFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet distribution requirements for certain qualified retirement plans or in the case of certain redemptions made under a Fund's Systematic Cash Withdrawal Plan. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years (after which it is expected that they will convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. See the Statement of Additional Information for further details.

Class C Shares -- Level-Load Alternative. You can purchase Class C shares without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1% CDSC if you redeem shares during the first year after purchase. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The maximum amount of Class C shares that may be purchased is $500,000.

       With respect to Class B shares and Class C shares, no CDSC will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per share, (2) shares acquired through reinvestment of dividends and capital gains, (3) shares held for more than seven years (in the case of Class B shares) or one year (in the case of Class C shares) after the end of the calendar month of acquisition,
(4) accounts following the death or disability of a shareholder, or (5) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan.

How the Funds Value Their Shares. The net asset value of each Class of the Funds' shares is calculated by dividing the value of the amount each Fund's net assets attributable to that Class by the number of outstanding
                                       22
shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in each Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading market.

General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately and because such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

       In addition to the discount or commission paid to dealers, EFD will from time to time pay to dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen Mutual Funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EFD may also limit the availability of such incentives to certain specified dealers. EFD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all dealers.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds.

HOW TO REDEEM SHARES

       You may "redeem", i.e., sell your shares in a Fund to that Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC for Class B or Class C shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. Eastern time for you to receive that day's net asset value (less any applicable CDSC for Class B or C shares). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m.

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street Bank and Trust Company ("State Street") which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or
                                       23
trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.

       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the phone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.

       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.

General. The redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder.

EXCHANGE PRIVILEGE

How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen mutual funds through your financial intermediary, or by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen mutual fund, is subject to the minimum investment and suitability requirements of each Fund.

       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the Fund into which an exchange will be made should be read prior to the exchange.

       An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Funds upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
                                       24

       No CDSC will be imposed in the event Class B or Class C shares are exchanged for Class B or Class C shares, respectively, of other Evergreen mutual funds. (If you redeem shares, the CDSC applicable to the Class B or Class C shares of the Evergreen mutual fund originally purchased for cash is applied.) Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. Eastern time for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges by Telephone and Mail. You may exchange shares with a value of $1,000 or more by telephone by calling the phone number on the front page of this Prospectus. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

SHAREHOLDER SERVICES

       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, EFD or the toll-free number on the front of this Prospectus. Some services are described in more detail in the Share Purchase Application.

Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation or termination of the systematic investment plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months of the initial investment. You can open a systematic investment plan in the EVERGREEN U.S. GOVERNMENT FUND and EVERGREEN SHORT-INTERMEDIATE BOND FUND for a minimum of only $50 per month with no initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds' Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable Class B CDSC will be waived with respect to redemptions occurring under a Systematic Cash Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 10% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen mutual funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative". Each Fund's investment adviser may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen mutual funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written
                                       25
request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

       If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

Tax Sheltered Retirement Plans. You may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income), including: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.

EFFECT OF BANKING LAWS

       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.

       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

                               OTHER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

       For EVERGREEN U.S. GOVERNMENT FUND net income dividends, if any, are declared daily and paid monthly. For EVERGREEN SHORT-INTERMEDIATE BOND FUND, EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND net income dividends are declared and paid monthly. Distributions of any net realized capital gains of the Funds will be made annually or more frequently as required as a condition of continued qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended (the "Code"). Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year. Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share at the close of business on the record date, unless the shareholder has made a written request for payment in cash.

       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. Most shareholders of the Funds normally will have to pay Federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund whether such dividends and distributions are made in cash or in additional shares. Questions on how any distributions will be taxed to the investor should be directed to the investor's own tax adviser.

       Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder of the
                                       26

Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year.

       A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. See the Statement of Additional Information for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

       The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the Statement of Additional Information. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND are each separate investment series of Evergreen Investment Trust (formerly First Union Funds), which is a Massachusetts business trust organized in 1984. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND are separate investment series of The Evergreen Lexicon Fund, formerly The FFB Lexicon Fund, which is a Massachusetts business trust organized in 1991. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.

       A shareholder in each class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series or class were established in a Fund, each share of the series or class would normally be entitled to one vote for all purposes. Generally, shares of each series and class would vote together as a single class on matters, such as the election of Trustees, that affect each series and class in substantially the same manner. Class A, B, C and Y shares have identical voting, dividend, liquidation and other rights, except that each class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific class. Each class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.

Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Funds. The
                                       27
transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares or Class C shares.

Principal Underwriter. EFD, an affiliate of Furman Selz LLC, located at 230 Park Avenue, New York, New York 10169, is the principal underwriter of the Funds. Furman Selz Incorporated also acts as sub-administrator to the Funds.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (i) all shareholders of record in one or more of the Funds for which Evergreen Asset served as investment adviser as of December 30, 1994, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. The Funds performance may be quoted in advertising in terms of "yield" or "total return". Both types of performance are based on formulas prescribed by the Securities and Exchange Commission ("SEC") and are not intended to indicate future performance. Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of a Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Funds' financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss. Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc. and Morningstar, Inc. as well as other industry publications, and comparisons to various indices.

       A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen Mutual fund shareholders.

Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust under which each Fund operates provides that no Trustee or shareholder will be personally liable for the obligations of the Trust and
                                       28
that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

Additional Information. This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       29

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288

  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036

  INDEPENDENT ACCOUNTANTS
  KPMG Peat Marwick, LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219

  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169
                                                   536117 Rev. 02 (10/pkg.) 1/96






******************************************************************************

  PROSPECTUS                                                 January 22, 1996
  EVERGREEN(SM) INCOME FUNDS                             (Evergreen Tree Logo)
  EVERGREEN U.S. GOVERNMENT FUND
  EVERGREEN SHORT-INTERMEDIATE BOND FUND
  EVERGREEN INTERMEDIATE-TERM BOND FUND
  EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
  CLASS Y SHARES
           The Evergreen Income Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide a high level of current income. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Funds dated
  January 22, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 235-0064. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIRST UNION OR ANY SUBSIDIARIES OF FIRST UNION, ARE NOT ENDORSED OR GUARANTEED BY FIRST UNION OR ANY SUBSIDIARIES OF FIRST UNION, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE
  CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                12
         Investment Practices and Restrictions             14
MANAGEMENT OF THE FUNDS
         Investment Adviser                                18
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 19
         How to Redeem Shares                              20
         Exchange Privilege                                21
         Shareholder Services                              22
         Effect of Banking Laws                            22
OTHER INFORMATION
         Dividends, Distributions and Taxes                23
         General Information                               24

                             OVERVIEW OF THE FUNDS
       The following is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The Capital Management Group of First Union National Bank ("CMG") serves as investment adviser to Evergreen Income Funds which include: EVERGREEN SHORT-INTERMEDIATE BOND FUND, EVERGREEN U.S. GOVERNMENT FUND, EVERGREEN INTERMEDIATE-TERM BOND FUND AND EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. First Union National Bank of North Carolina ("FUNB"), is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND (formerly Evergreen Fixed Income Fund and previously known as First Union Fixed Income Portfolio) seeks to provide a high level of current income by investing in a broad range of investment grade debt securities, with capital growth as a secondary objective.
       EVERGREEN U.S. GOVERNMENT FUND (formerly First Union U.S. Government Portfolio) seeks a high level of current income consistent with stability of principal.
       EVERGREEN INTERMEDIATE-TERM BOND FUND (formerly The FFB Lexicon
Fund -- Fixed Income Fund) seeks, as its investment objective, to maximize current yield consistent with the preservation of capital.
       EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND (formerly The FFB Lexicon Fund -- Intermediate-Term Government Securities Fund) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
       THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None
Exchange Fee (only applies after 4 exchanges per
year)                                                      $ 5.00

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.
EVERGREEN U.S. GOVERNMENT FUND

                                          ANNUAL OPERATING
                                             EXPENSES*                                                 EXAMPLE
Advisory Fees                                   .50%
                                                             After 1 Year                                $ 8
Administrative Fees                             .06%
                                                             After 3 Years                               $25
12b-1 Fees                                        --
                                                             After 5 Years                               $43
Other Expenses                                  .22%
                                                             After 10 Years                              $97
Total                                           .78%

EVERGREEN SHORT-INTERMEDIATE BOND FUND

                                          ANNUAL OPERATING
                                              EXPENSES                                                 EXAMPLE
Advisory Fees                                   .50%
                                                             After 1 Year                                $ 7
Administrative Fees                             .06%
                                                             After 3 Years                               $21
12b-1 Fees                                        --
                                                             After 5 Years                               $36
Other Expenses                                  .09%
                                                             After 10 Years                              $81
Total                                           .65%

EVERGREEN INTERMEDIATE-TERM BOND FUND

                                          ANNUAL OPERATING
                                             EXPENSES*                                                 EXAMPLE
Management Fees                                 .60%
                                                             After 1 Year                                $ 8
12b-1 Fees                                        --
                                                             After 3 Years                               $25
Other Expenses                                  .12%
                                                             After 5 Years                               $43
                                                             After 10 Years                              $97
Total                                           .78%

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                          ANNUAL OPERATING
                                             EXPENSES*                                                 EXAMPLE
Management Fees                                 .60%
                                                             After 1 Year                                $ 8
12b-1 Fees                                        --
                                                             After 3 Years                               $25
Other Expenses                                  .12%
                                                             After 5 Years                               $43
                                                             After 10 Years                              $97
Total                                           .78%

*The estimated annual operating expenses and examples do not reflect fee waivers and expense reimbursements. Actual expenses for Class Y Shares net of fee waivers and expense reimbursements for the most recent fiscal period were as follows:

Evergreen U.S. Government Fund.....................................................   .79%
Evergreen Intermediate Term Bond Fund..............................................   .69%
Evergreen Intermediate Term Government Securities Fund.............................   .70%

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Y Class Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the six month ended June 30, 1995 except Evergreen
Intermediate -- Term Bond Fund and Evergreen Intermediate -- Term Government Securities Fund, which is based on the year ended August 31, 1995. Such expenses have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds." As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
                                       4

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN SHORT-INTERMEDIATE BOND FUND (FORMERLY EVERGREEN FIXED INCOME FUND), and EVERGREEN U.S. GOVERNMENT FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN INTERMEDIATE-TERM BOND FUND (FORMERLY THE FFB LEXICON FUND -- FIXED INCOME FUND) and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND (FORMERLY THE FFB LEXICON FUND -- INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND) has been audited by Arthur Andersen LLP, the Fund's independent auditors. A report of KPMG Peat Marwick LLP or Arthur Andersen LLP on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
EVERGREEN U.S. GOVERNMENT FUND -- CLASS A AND CLASS B SHARES

                                                                     CLASS A SHARES                      CLASS B SHARES
                                                          SIX                       JANUARY 11,       SIX
                                                         MONTHS                        1993*         MONTHS
                                                         ENDED       YEAR ENDED       THROUGH        ENDED       YEAR ENDED
                                                        JUNE 30,    DECEMBER 31,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                         1995#          1994            1993         1995#          1994
PER SHARE DATA
  Net asset value, beginning of period...............      $9.07        $10.05          $10.00         $9.07        $10.05
  Income from investment operations:
  Net investment income..............................        .33           .66             .68           .29           .61
  Net realized and unrealized gain (loss) on
    investments......................................        .58          (.98)            .05           .58          (.98)
    Total from investment operations.................        .91          (.32)            .73           .87          (.37)
  Less distributions to shareholders from
    net investment income............................       (.33)         (.66)           (.68)         (.29)         (.61)
  Net asset value, end of period.....................      $9.65         $9.07          $10.05         $9.65         $9.07
TOTAL RETURN+........................................      10.2%         (3.2%)           7.4%          9.8%         (3.8%)
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)..........   $ 22,445      $ 23,706        $ 38,851      $192,490      $195,571
  Ratios to average net assets:
    Expenses (a).....................................      1.04%++        .96%            .68%++       1.79%++       1.54%
    Net investment income (a)........................      7.07%++       6.97%           6.93%++       6.32%++       6.42%
  Portfolio turnover rate............................         0%           19%             39%            0%           19%

                                                     CLASS B SHARES
                                                       JANUARY 11,
                                                          1993*
                                                         THROUGH
                                                       DECEMBER 31,
                                                           1993
PER SHARE DATA
  Net asset value, beginning of period...............     $10.00
  Income from investment operations:
  Net investment income..............................        .63
  Net realized and unrealized gain (loss) on
    investments......................................        .05
    Total from investment operations.................        .68
  Less distributions to shareholders from
    net investment income............................       (.63)
  Net asset value, end of period.....................     $10.05
TOTAL RETURN+........................................       6.9%
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)..........   $236,696
  Ratios to average net assets:
    Expenses (a).....................................       1.19%++
    Net investment income (a)........................       6.44%++
  Portfolio turnover rate............................     39%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charges or contingent deferred charges are not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                                    CLASS A SHARES                     CLASS B SHARES
                                                          SIX                     JANUARY 11,       SIX
                                                         MONTHS                      1993*         MONTHS
                                                         ENDED     YEAR ENDED       THROUGH        ENDED       YEAR ENDED
                                                        JUNE 30,  DECEMBER 31,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                          1995        1994            1993          1995          1994
Expenses.............................................     1.05%       1.00%            .99%         1.80%         1.58%
Net investment income................................     7.06%       6.93%           6.62%         6.31%         6.38%

                                                     CLASS B SHARES
                                                       JANUARY 11,
                                                          1993*
                                                         THROUGH
                                                       DECEMBER 31,
                                                           1993
Expenses.............................................      1.50%
Net investment income................................      6.13%

EVERGREEN U.S. GOVERNMENT FUND -- CLASS C AND CLASS Y SHARES

                                                                CLASS C SHARES                      CLASS Y SHARES
                                                             SIX       SEPTEMBER 2,      SIX                       SEPTEMBER 2,
                                                            MONTHS        1994*         MONTHS                        1993*
                                                            ENDED        THROUGH        ENDED       YEAR ENDED       THROUGH
                                                           JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                            1995#          1994         1995#          1994            1993
PER SHARE DATA
  Net asset value, beginning of period..................     $9.07         $9.39         $9.07         $10.05          $10.25
  Income from investment operations:
  Net investment income.................................       .29           .20           .34            .69             .25
  Net realized and unrealized gain (loss) on
    investments.........................................       .58          (.32)          .58           (.98)           (.20)
    Total from investment operations....................       .87          (.12)          .92           (.29)            .05
  Less distributions to shareholders from net investment
    income..............................................      (.29)         (.20)         (.34 )         (.69)           (.25)
  Net asset value, end of period........................     $9.65         $9.07         $9.65          $9.07          $10.05
TOTAL RETURN+...........................................      9.8%         (1.3%)        10.3%          (2.9%)            .5%
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted).............      $350          $266       $16,934       $ 15,595        $ 14,486
  Ratios to average net assets:
    Expenses (a)........................................     1.79%++       1.71%++        .79% ++        .71%            .48%++
    Net investment income (a)...........................     6.36%++       6.70%++       7.31% ++       7.27%           7.20%++
  Portfolio turnover rate...............................        0%           19%            0%            19%             39%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred charges are not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                          CLASS C SHARES                      CLASS Y SHARES
                                                       SIX       SEPTEMBER 2,      SIX                       SEPTEMBER 2,
                                                      MONTHS        1994*         MONTHS                        1993*
                                                      ENDED        THROUGH        ENDED       YEAR ENDED       THROUGH
                                                     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                       1995          1994          1995          1994            1993
Expenses..........................................     1.80%         1.75%          .80%          .75%            .79%
Net investment income.............................     6.34%         6.66%         7.30%         7.23%           6.89%

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                                                                                CLASS Y SHARES
                                                                  CLASS A
                                                                   SHARES                                          NOVEMBER 1,
                                                                MAY 2, 1995*                                          1991*
                                                                  THROUGH                                            THROUGH
                                                                 AUGUST 31,          YEAR ENDED AUGUST 31,          AUGUST 31,
                                                                    1995         1995        1994        1993          1992
PER SHARE DATA
Net asset value, beginning of period.........................       $9.95         $9.92      $10.61      $10.41        $10.00
Income (loss) from investment operations:
Net investment income........................................         .19           .55         .54         .57           .48
Net realized and unrealized gain (loss) on investments.......         .20           .23        (.64)        .24           .40
  Total from investment operations...........................         .39           .78        (.10)        .81           .88
Less distributions to shareholders from:
Net investment income........................................        (.19)         (.55)       (.54)       (.58)         (.47)
Net realized gains...........................................          --            --        (.05)       (.03)           --
  Total distributions........................................        (.19)         (.55)       (.59)       (.81)         (.47)
Net asset value, end of period...............................      $10.15        $10.15      $ 9.92      $10.61        $10.41
TOTAL RETURN+................................................        3.9%          8.2%       (1.0%)       8.0%         10.9%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....................      $8,753       $97,332    $106,448    $119,172       $87,648
Ratios to average net assets:
  Expenses (a)...............................................        .80%++        .70%        .55%        .55%          .55%++
  Net investment
    income (a)...............................................       5.42%++       5.54%       5.22%       5.48%         5.68%++
Portfolio turnover rate......................................         45%           45%         45%         31%           47%

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                      CLASS A                           CLASS Y SHARES
                                                       SHARES
                                                       MAY 2,                                                  NOVEMBER 1,
                                                       1995*                                                      1991*
                                                      THROUGH                                                    THROUGH
                                                     AUGUST 31,             YEAR ENDED AUGUST 31,               AUGUST 31,
                                                        1995        1995          1994            1993             1992
Expenses..........................................       1.34%++      .84%          .82%            .83%            .86%++
Net investment income.............................       4.88%++     5.40%         4.95%           5.20%           5.37%

EVERGREEN INTERMEDIATE-TERM BOND FUND

                                                                      CLASS A                     CLASS Y SHARES
                                                                       SHARES
                                                                       MAY 2,                                       NOVEMBER 1,
                                                                       1995*                                           1991*
                                                                      THROUGH                                         THROUGH
                                                                     AUGUST 31,        YEAR ENDED AUGUST 31,         AUGUST 31,
                                                                        1995        1995       1994       1993          1992
PER SHARE DATA
Net asset value, beginning of period..............................      $9.98        $9.93     $10.99     $10.56        $10.00
Income (loss) from investment operations:
Net investment income.............................................        .18          .56        .55        .63           .55
Net realized and unrealized gain (loss) on investments............        .33          .40       (.86)       .66           .55
  Total from investment operations................................        .51          .96       (.31)      1.29          1.10
Less distributions to shareholders from:
Net investment income.............................................       (.19)        (.56)      (.55)      (.64)         (.54)
Net realized gains................................................         --         (.04)      (.20)      (.22)           --
  Total distributions.............................................       (.19)        (.60)      (.75)      (.86)         (.54)
Net asset value, end of period....................................     $10.30       $10.29     $ 9.93     $10.99        $10.56
TOTAL RETURN+.....................................................       5.2%        10.1%      (2.9%)     12.9%         13.6%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).........................       $160      $95,961    $91,724    $86,892       $66,695
Ratios to average net assets:
  Expenses (a)....................................................       .80%++       .69%       .55%       .55%          .55%++
  Net investment
    income (a)....................................................      5.53%++      5.63%      5.32%      5.93%         6.49%++
Portfolio turnover rate...........................................        73%          73%        69%        49%           65%

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                               CLASS Y SHARES
                                                                  CLASS A
                                                                  SHARES                                         NOVEMBER 1,
                                                               MAY 2, 1995*                                         1991*
                                                                  THROUGH                                          THROUGH
                                                                AUGUST 31,          YEAR ENDED AUGUST 31,         AUGUST 31,
                                                                   1995          1995       1994       1993          1992
Expenses....................................................        1.38%          .83%       .83%       .83%         .86%
Net investment income.......................................        4.95%         5.49%      5.04%      5.65%        6.18%

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS A SHARES

                                     SIX                                                       NINE                     JANUARY 28,
                                    MONTHS                                                    MONTHS         YEAR          1989*
                                    ENDED                                                     ENDED          ENDED        THROUGH
                                   JUNE 30,            YEAR ENDED DECEMBER 31,             DECEMBER 31,    MARCH 31,     MARCH 31,
                                    1995##      1994       1993       1992       1991         1990#          1990          1989
PER SHARE DATA
Net asset value, beginning of
  period........................     $9.52      $10.42     $10.41     $10.54      $9.99         $9.72         $9.50         $9.70
Income (loss) from investment
  operations:
Net investment income...........       .32         .65        .65        .71        .73           .55           .79           .10
Net realized and unrealized gain
  (loss) on investments.........       .50        (.91)       .19       (.06)       .60           .24           .20         (.14)
  Total from investment
    operations..................       .82        (.26)       .84        .65       1.33           .79           .99         (.04)
Less distributions to
  shareholders from:
Net investment income...........      (.32 )      (.64)      (.65)      (.67)      (.70)         (.52)         (.77)        (.16)
Net realized gains..............        --          --       (.18)      (.11)      (.07)           --            --            --
In excess of net investment
  income........................        --          --         --         --       (.01)           --            --            --
  Total distributions...........      (.32 )      (.64)      (.83)      (.78)      (.78)         (.52)         (.77)        (.16)
Net asset value, end of
  period........................    $10.02       $9.52     $10.42     $10.41     $10.54         $9.99         $9.72         $9.50
TOTAL RETURN+...................      8.8%       (2.6%)      8.3%       6.4%      13.7%          8.3%         10.5%         (.3%)
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)...............   $18,898     $19,127    $22,865    $21,488    $17,680       $11,765       $ 6,496       $11,580
Ratios to average net assets:
  Expenses......................      .77% ++     .75%       .93%       .90%       .80%(a)      1.01%(a)++    1.00%(a)       1.78++
  Net investment income.........     6.58% ++    6.46%      6.15%      6.79%      7.30%(a)      7.53%(a)++    7.57%(a)      6.10%++
Portfolio turnover rate.........       34%         48%        73%        66%        53%           27%           32%           18%

*  Commencement of class operations.
#  The Fund changed its fiscal year end from March 31 to December 31.
## The Fund changed its fiscal year end from December 31 to June 30.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                          NINE MONTHS
                                     YEAR ENDED              ENDED            YEAR ENDED
                                  DECEMBER 31, 1991    DECEMBER 31, 1990    MARCH 31, 1990
Expenses.....................            .89%                1.82%               1.50%
Net investment income........           7.21%                6.72%               7.07%

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS B AND CLASS C SHARES

                                                                   CLASS B SHARES                         CLASS C SHARES
                                                                                    JANUARY 25,                   SEPTEMBER 6,
                                                     SIX MONTHS                        1993*        SIX MONTHS       1994*
                                                        ENDED        YEAR ENDED       THROUGH         ENDED         THROUGH
                                                      JUNE 30,      DECEMBER 31,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                        1995#           1994            1993          1995#           1994
PER SHARE DATA
Net asset value, beginning of period..............       $9.54          $10.44         $10.57           $9.55         $9.85
Income (loss) from investment operations:
Net investment income.............................         .28             .58            .58             .26           .18
Net realized and unrealized gain (loss) on
  investments.....................................         .50            (.92)           .05             .50          (.30)
  Total from investment operations................         .78            (.34)           .63             .76          (.12)
Less distributions to shareholders from:
Net investment income.............................        (.28)           (.56)          (.58)           (.26)         (.18)
Net realized gains................................          --              --           (.18)             --            --
  Total distributions.............................        (.28)           (.56)          (.76)           (.26)         (.18)
Net asset value, end of period....................      $10.04           $9.54         $10.44          $10.05         $9.55
TOTAL RETURN+.....................................        8.3%           (3.3%)          6.1%            8.2%         (1.3%)
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted).................................     $17,366         $17,625         $8,876            $527          $512
Ratios to average net assets:
  Expenses........................................       1.67%++         1.50%          1.57%++         1.67%++       1.65%++
  Net investment income...........................       5.68%++         5.75%          5.42%++         5.69%++       5.87%++
Portfolio turnover rate...........................         34%             48%            73%             34%           48%

*  Commencement of class operations.
#  The Fund changed its fiscal year end from December 31 to June 30.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.
++  Annualized.
                                       10

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS Y SHARES

                                                            SIX MONTHS                                        JANUARY 4, 1991*
                                                            ENDED JUNE        YEAR ENDED DECEMBER 31,              THROUGH
                                                            30, 1995#       1994        1993        1992      DECEMBER 31, 1991
PER SHARE DATA
Net asset value, beginning of period.....................       $9.52       $10.43      $10.41      $10.54           $10.06
Income (loss) from investment operations:
Net investment income....................................         .33          .65         .69         .70              .71
Net realized and unrealized gain (loss) on investments...         .49         (.91)        .19        (.02)             .56
  Total from investment operations.......................         .82         (.26)        .88         .68             1.27
Less distributions to shareholders from:
Net investment income....................................        (.32)        (.65)       (.68)       (.70)            (.71)
Net realized gains.......................................          --           --        (.18)       (.11)            (.07)
In excess of net investment income.......................          --           --          --          --             (.01)
  Total distributions....................................        (.32)        (.65)       (.86)       (.81)            (.79)
Net asset value, end of period...........................      $10.02        $9.52      $10.43      $10.41           $10.54
TOTAL RETURN+............................................        8.8%        (2.6%)       8.7%        6.6%            13.8%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)................    $347,050     $345,025    $376,445    $324,068         $256,254
Ratios to average net assets:
  Expenses...............................................        .67%++       .65%        .66%        .69%             .69%++(a)
  Net investment income..................................       6.68%++      6.56%       6.41%       6.67%            7.12%++(a)
Portfolio turnover rate..................................         34%          48%         73%         66%              53%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                                         JANUARY 4, 1991
                                                                             THROUGH
                                                                        DECEMBER 31, 1991
Expenses.............................................................          .76%
Net investment income................................................         7.05%

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       The investment objectives and policies of each Fund are stated below. Each Fund's investment objective cannot be changed without shareholder approval. While there is no assurance that each Fund's objective will be achieved, the Funds will endeavor to do so by following the investment policies detailed below. Unless otherwise indicated, the investment policies of a Fund may be changed by the Board of Trustees of Evergreen Investment Trust, or The Evergreen Lexicon Fund as the case may be, (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective. In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".
EVERGREEN SHORT INTERMEDIATE BOND FUND
       The objective of EVERGREEN SHORT-INTERMEDIATE BOND FUND is to attain a high level of current income, with capital growth as a secondary objective, through investment in a broad range of investment grade debt securities. The Fund is suitable for conservative investors who want attractive income and permits them to participate in a broad portfolio of fixed income securities rather than purchasing a single issue. While the Fund may invest in securities rated BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), the investment adviser currently intends to limit the Fund's investments to securities rated A or higher by Moody's or S&P, or which, if unrated, are considered to be of comparable quality by the Fund's investment adviser. A description of the rating categories is contained in an Appendix to the Statement of Additional Information.
       Debt securities may include fixed, adjustable rate, zero coupon, or stripped securities, debentures, notes, U.S. government securities, and debt securities convertible into, or exchangeable for, preferred or common stock. Debt securities may also include mortgage-backed and asset-backed securities (see "Investment Practices and Restrictions", below). Stated final maturity for these securities may range up to 30 years. The duration of the securities will not exceed 10 years. The Fund intends to maintain a dollar-weighted average maturity of 5 years or less. Market-expected average life will be used for certain types of issues in computing the average maturity.
       In normal market conditions the Fund may invest up to 20% of its assets in money market instruments consisting of: (1) high grade commercial paper, including master demand notes; (2) obligations of banks or savings and loan associations having at least $1 billion in deposits, including certificates of deposit and bankers' acceptances; (3) A-rated or better corporate obligations;
(4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government; and (5) repurchase agreements collateralized by any security listed above.
       The types of U.S. government securities in which the Fund may invest include: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Student Loan Marketing Association; Tennessee Valley Authority; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; and National Credit Union Administration (collectively, "U.S. government securities"). Some U.S. government agency obligations are backed by the full faith and credit of the U.S. Treasury. Others in which the Fund may invest are supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.
       The Fund may also invest up to 20% of its assets in foreign securities or U.S. securities traded in foreign markets in order to provide further diversification. The Fund may also invest in preferred stock; units which are debt securities with stock or warrants attached; and obligations denominated in foreign currencies. In making these decisions, the Fund's investment adviser will consider such factors as the condition and growth potential of various
                                       12
economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. (See "Investment Practices and Restrictions" -- "Foreign Investments".)
EVERGREEN U.S. GOVERNMENT FUND
       The investment objective of EVERGREEN U.S. GOVERNMENT FUND is to achieve a high level of current income consistent with stability of principal. The Fund will invest in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), and is suitable for conservative investors seeking high current yields plus relative safety. It permits an investor to participate in a portfolio that benefits from active management of a blend of securities and maturities to maximize the opportunities and minimize the risks created by changing interest rates.
       In addition to U.S. government securities, the EVERGREEN U.S. GOVERNMENT FUND may invest in:
       Securities representing ownership interests in mortgage pools ("mortgage-backed securities"). The yield and maturity characteristics of mortgage-backed securities correspond to those of the underlying mortgages, with interest and principal payments including prepayments (I.E. paying remaining principal before the mortgage's scheduled maturity) passed through to the holder of the mortgage-backed securities. The yield and price of mortgage-backed securities will be affected by prepayments which substantially shorten effective maturities. Thus, during periods of declining interest rates, prepayments may be expected to increase, requiring the Fund to reinvest the proceeds at lower interest rates, making it difficult to effectively lock in high interest rates. Conversely, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates;
       Securities representing ownership interests in a pool of assets ("asset-backed securities"), for which automobile and credit card receivables are the most common collateral. Because much of the underlying collateral is unsecured, asset-backed securities are structured to include additional collateral and/or additional credit support to protect against default. The Fund's investment adviser evaluates the strength of each particular issue of asset-backed security, taking into account the structure of the issue and its credit support. (See "Investment Practices and Restrictions -- Risk Characteristics of Asset-Backed Securities".);
       Collateralized mortgage obligations ("CMOs") issued by single-purpose, stand-alone entities. A CMO is a mortgage-backed security that manages the risk of repayment by separating mortgage pools into short, medium and long term portions. These portions are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. Similarly, as prepayments are made, the portion of CMO first to mature will be retired prior to its maturity, thus having the same effect as the prepayment of mortgages underlying a mortgage-backed security. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC"), which has certain special tax attributes. The Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.
       The Fund may invest up to 20% of its total assets in CMOs and commercial paper which matures in 270 days or less so long as at least two of its ratings are high quality ratings by nationally recognized statistical rating organizations. Such ratings would include A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch Investors Service, Inc. and bonds and other debt securities rated Baa or higher by Moody's or BBB or higher by S&P, or which, if unrated, are considered to be of comparable quality by the investment adviser.
       Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken such bonds' prospects for principal and interest payments than higher rated bonds. However, like the higher rated bonds, these securities are considered to be investment grade. (See the description of the rating categories contained in the Statement of Additional Information.)
EVERGREEN INTERMEDIATE-TERM BOND FUND
       The investment objective of the EVERGREEN INTERMEDIATE TERM BOND FUND is to maximize current yield consistent with the preservation of capital.
                                       13

       The Fund will invest its assets in U.S. Treasury obligations; obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government; receipts evidencing separately traded principal and interest components of U.S. government obligations; corporate bonds and debentures rated, at the time of purchase, A or better by S&P or Moody's or, if unrated determined to be of comparable quality by the investment adviser; mortgage-backed securities and asset-backed securities rated, at the time of purchase, at least AA by S&P or Aa by Moody's, commercial paper rated A-1 or better by Moody's or P-1 or better by S&P or, if unrated, determined to be of comparable quality at the time of investment as determined by the investment adviser; short-term bank obligations including certificates of deposit; time deposits and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $1 billion as of the end of their most recent fiscal year; U.S. dollar denominated securities of the government of Canada and its provincial and local governments; U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; U.S. dollar denominated obligations of supranational entities; and repurchase agreements involving any of the foregoing securities; and U.S. dollar denominated securities of other foreign issuers. A description of the rating categories is contained in the Statement of Additional Information.
       The Fund will maintain an average weighted maturity of approximately five to fifteen years, although under normal conditions the investment adviser expects the Fund to maintain an average weighted maturity of five to ten years. The investment adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment.
EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
       The investment objective of EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND is to preserve principal value and maintain a high degree of liquidity while providing current income.
       The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government, receipts evidencing separately traded principal and interest components of U.S. government obligations, obligations of supranational entities and repurchase agreements involving any of such obligations. No more than 35% of the Fund's assets may be invested in receipts , obligations of supranational entities and repurchase agreements involving such securities.
       The Fund will maintain an average weighted remaining maturity of approximately three to ten years, although under normal conditions the investment adviser expects to maintain an average maturity of three to six years. No remaining maturity will exceed ten years. The investment adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment.
       The U.S. government obligations that the Fund may acquire include securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities are in most cases "pass through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificates. The mortgage backing these securities include conventional thirty-year fixed rate mortgages. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than comparable bonds. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund will reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. For purposes of complying with the Fund's investment policy of acquiring securities with remaining maturity of ten years or less, the investment adviser will use the expected life of a mortgage-backed security.
INVESTMENT PRACTICES AND RESTRICTIONS
Risk Factors. Bond prices move inversely to interest rates, i.e. as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which each Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.
                                       14

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of the Funds investment adviser, market conditions warrant a temporary defensive investment strategy.
Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. The Funds investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date. The Funds may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

Lending Of Portfolio Securities. In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. As a matter of fundamental investment policy which cannot be changed without shareholder approval, the Funds will not lend any of their assets except portfolio securities up to 15% (in the case of the EVERGREEN SHORT-INTERMEDIATE BOND FUND, the EVERGREEN INTERMEDIATE-TERM BOND FUND and the EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND) or one-third (in the case of EVERGREEN U.S. GOVERNMENT FUND) of the value of their total assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Options And Futures. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, and the Funds do not use these transactions for speculation or leverage.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise
                                       15
price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.
       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.
       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Funds would continue to bear market risk on the transaction.
Risk Characteristics Of Options And Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk
                                       16
that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Zero-Coupon And Stripped Securities. The Funds may invest in zero-coupon and stripped securities. Zero-coupon securities in which the Funds may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Funds may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.
       Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment banking firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.
       In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities". Under the STRIPS program, the Funds will be able to have their beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.
       When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.
Foreign Investments. EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign securities or securities denominated in or indexed to foreign currencies and EVERGREEN INTERMEDIATE-TERM BOND FUND may invest in U.S. dollar denominated securities of foreign issuers. In addition, EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign currencies. These may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company.
                                       17

Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment adviser before making any of these types of investments.

Risk Characteristics Of Asset-Backed Securities. The Funds may invest in asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.
       Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities and mortgage backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Funds receive from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as CMOs, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.
       Prepayments may result in a capital loss to the Funds to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Funds which would be taxed as ordinary income when distributed to the shareholders. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Borrowing. As a matter of fundamental policy, the Funds may not borrow money except as a temporary measure to facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.

Restricted And Illiquid Securities. EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest up to 10% of its net assets and EVERGREEN U.S. GOVERNMENT FUND may invest up to 10% of its total assets in securities which are subject to restrictions on resale under federal securities law. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. The EVERGREEN SHORT-INTERMEDIATE BOND FUND, THE EVERGREEN INTERMEDIATE-TERM BOND
FUND and the EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES may invest up to 10% of their net assets in illiquid securities. EVERGREEN U.S. GOVERNMENT FUND may invest up to 15% of its net assets in illiquid securities. Illiquid securities include certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER
       The management of each Fund is supervised by the Trustees of the Trust under which the Fund is organized. The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to each Fund. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is
                                       18
headquartered in Charlotte, North Carolina, and had $96.7 billion in consolidated assets as of December 31, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $36 billion in assets belonging to a wide range of clients, including the fifteen series of Evergreen Investment Trust (formerly known as First Union Funds). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services. Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") served as investment adviser to EVERGREEN INTERMEDIATE TERM BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity Bancorporation by a subsidiary of First Union.
       CMG manages investments and supervises the daily business affairs of each Fund and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of the average daily net assets of EVERGREEN SHORT-INTERMEDIATE
BOND FUND and EVERGREEN U.S. GOVERNMENT FUND and .60 of 1% of the average daily net assets of EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. The total annualized operating expenses of each Fund for its most recent fiscal period are set forth in the section entitled "Financial Highlights". Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to each Fund and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz Incorporated, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for each Fund and is entitled to receive a fee from each Fund calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075%
on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $10.4 billion as of December 31, 1995.
PORTFOLIO MANAGERS
       Thomas L. Ellis, a Vice President of FUNB, has been the portfolio manager of EVERGREEN SHORT-INTERMEDIATE BOND FUND since its inception in 1988. Prior to joining FUNB in 1985, Mr. Ellis had seventeen years investment management and sales experience, including eleven years marketing short and medium-term obligations to institutional investors, and three years as head trader of First Boston Corporation. Rollin C. Williams, a Vice President of FUNB, has been the portfolio manager of EVERGREEN U.S. GOVERNMENT FUND since its inception in 1992. Mr. Williams, who has over twenty-four years investment management experience, was Head of Fixed Income Investments at Dominion Trust Company from 1988 until its acquisition by First Union. Bruce Besecker, a Vice President of FUNB, has been the Portfolio Manager of Evergreen Intermediate Term Bond Fund since its inception. Prior to joining FUNB, Mr. Besecker was a Vice President in the Fixed Income Unit of the Financial Management Department of First Fidelity since 1991. The Portfolio Manager of EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND since its inception has been Robert Cheshire. Mr. Cheshire is a Vice President of FUNB and was formerly a Vice President in the Institutional Asset Management Group of First Fidelity since 1990.
                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       Eligible investors may purchase shares of the Funds at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) all shareholders of record in one or more of the Evergreen mutual funds as of December 30, 1994, (ii) certain institutional investors, and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The minimum initial investment is $1,000, which may be waived in certain situations. There
                                       19
is no minimum for subsequent investments. Investors may make subsequent investments by establishing a Systematic Investment Plan or a Telephone Investment Plan.
Purchases by Mail or Wire. Each investor must complete the enclosed Share Purchase Application and mail it, together with a check made payable to the Fund whose shares are being purchased, to State Street Bank and Trust Company ("State Street") at P.O. Box 9021, Boston, Massachusetts 02205-9827. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees.
       When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which an investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to the Fund in New York. If they are, the Fund must forward them to State Street, and the request will not be effective until State Street receives them.
       Initial investments may also be made by wire by (i) calling State Street at 800-423-2615 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street, as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Custodian and Shareholder Services. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed
Application must also be sent to State Street indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.
How the Funds Value Their Shares. The net asset value of each class of the
Funds' shares is calculated by dividing the value of the amount of each Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in each Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair market value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading market.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds.
       The Share Purchase Application may not be used to invest in any of the prototype retirement plans for which the Funds are an available investment. For information about the requirements to make such investments, including copies of the necessary application forms, please call the Fund at the number on the front page of this Prospectus. The Funds cannot accept investments specifying a certain price or date and reserve the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen Mutual Funds. Although not currently anticipated, the Funds reserve the right to suspend the offer of shares for a period of time.
       Shares of the Funds are sold at the net asset value per share next determined after a shareholder's order is received. Investments by federal funds wire or by check will be effective upon receipt by State Street. Qualified institutions may telephone orders for the purchase of any Fund's shares. Institutions should telephone the Fund (800-235-0064) for additional information on purchases by telephone. Investors may also purchase shares through a broker/dealer, which may charge a fee for the service.
HOW TO REDEEM SHARES
       You may "redeem", i.e., sell your shares in a Fund to that Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the
                                       20
check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.
Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for the Funds. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders may withdraw amounts of $1,000 or more from their accounts by calling State Street (800-423-2615) between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach the Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.
General. The redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen Mutual Funds by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen Mutual Fund, is subject to the minimum investment and suitability requirements of each Fund.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange.
                                       21

An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. The Funds impose a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be modified or discontinued at any time by the Funds upon sixty days' notice to shareholders and is only available in states in which shares of the Fund being acquired may lawfully be sold.
Exchanges by Telephone and Mail.You may exchange shares with a value of $1,000 or more by telephone by calling State Street (800-423-2615). Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, the Funds will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, Evergreen Funds Distributor, Inc. ("EFD"), the distributor of the Funds' shares, or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.
Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $50 per month or $75 per quarter.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds' Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

Tax Sheltered Retirement Plans. You may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income), including: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as
                                       22
agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       For EVERGREEN U.S. GOVERNMENT FUND net income dividends, if any, are declared daily and paid monthly. For EVERGREEN INTERMEDIATE-TERM BOND FUND, EVERGREEN SHORT-INTERMEDIATE BOND FUND, and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND net income dividends are declared and paid monthly. Distributions of any net realized capital gains of the Funds will be made annually or more frequently as required as a condition of continued qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended (the "Code"). Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year. Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share at the close of business on the record date, unless the shareholder has made a written request for payment in cash.
       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. Most shareholders of the Funds normally will have to pay Federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund whether such dividends and distributions are made in cash or in additional shares. Questions on how any distributions will be taxed to the investor should be directed to the investor's own tax adviser.
       Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year.
       A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. See the Statement of Additional Information for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.
       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding.
       The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the
                                       23
foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the Statement of Additional Information. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.
GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND are each separate investment series of Evergreen Investment Trust (formerly First Union Funds), which is a Massachusetts business trust organized in 1984. EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT Securities Fund are separate series of The Evergreen Lexicon Fund (formerly, The FFB Lexicon Fund), which is a Massachusetts business trust organized in 1991. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable contingent deferred sales charge. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series or class were established in a Fund, each share of the series or class would normally be entitled to one vote for all purposes. Generally, shares of each series and class would vote together as a single class on matters, such as the election of Trustees, that affect each series and class in substantially the same manner. Class A, B, C and Y shares have identical voting, dividend, liquidation and other rights, except that each class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific class. Each class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B Shares will be higher than the transfer agency fee with respect to the Class A or Class C Shares.

Principal Underwriter. EFD, an affiliate of Furman Selz Incorporated, located 230 Park Avenue, New York, New York 10169, is the principal underwriter of the Funds. Furman Selz Incorporated also acts as sub-administrator to the Funds.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) all shareholders of record in one or more of the Funds for which Evergreen Asset served as investment adviser as of December 30, 1994, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. The Funds performance may be quoted in advertising in terms of "yield" or "total return". Both types of performance are based on formulas prescribed by the Securities and Exchange Commission ("SEC") and are not intended to indicate future performance. Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of a Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Funds' financial statements. To calculate yield, a
                                       24

Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss. Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc. and Morningstar, Inc. as well as other industry publications, and comparisons to various indices.
       A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       25

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT ACCOUNTANTS
  KPMG Peat Marwick, LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219 DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169
                                                                          536125





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                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 22, 1996

                           THE EVERGREEN INCOME FUNDS

                   2500 Westchester Avenue, Purchase, New York 10577
                                    800-807-2940

Evergreen U.S. Government Fund (formerly First Union U.S. Government Portfolio)
     ("U.S.Government")
Evergreen Evergreen Short Intermediate Bond Fund (formerly Evergreen Fixed
     Income Fund) ("Short Intermediate Bond")
Evergreen  Intermediate  Term Bond Fund  (formerly  The FFB Lexicon Fund - Fixed
     Income Fund)  (Intermediate  Term Bond)
Evergreen  Intermediate  Term Government Securities  Fund  (formerly The FFB
     Lexicon Fund  Intermediate  Term  Government
     Securities Fund ("Intermediate Term Government")

         This Statement of Additional Information pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated January 22, 1995 for the Fund in which you are making or contemplating an investment. The Evergreen Income Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of U.S. Government, Short Intermediate Bond, Intermediate Term Bond and Intermediate Term Government, and a separate prospectus offering Class Y shares of each Fund. Copies of each Prospectus may be obtained without charge by calling the number listed above.

                                TABLE OF CONTENTS



Investment Objectives and Policies................................
Investment Restrictions...........................................
Certain Risk Considerations.......................................
Management........................................................
Investment Adviser................................................
Distribution Plans................................................
Allocation of Brokerage...........................................
Additional Tax Information........................................
Net Asset Value...................................................
Purchase of Shares................................................
General Information About the Fund................................
Performance Information...........................................
Financial Statements..............................................
Appendix A - Note, Bond And Commercial Paper Ratings



            INVESTMENT OBJECTIVES AND POLICIES (See also "Description of the Funds Investment Objectives and Policies" in each Fund's Prospectus)


     The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds Investment Objectives and Policies" in the relevant Prospectus. The investment objectives of each Fund are fundamental and cannot be changed without the approval of shareholders. The following expands the discussion in the Prospectus regarding certain investments of each Fund.

Types of Investments

U.S. Government Obligations (All Funds)

     The types of U.S. Government obligations in which the Funds may invest generally include obligations issued or guaranteed by U.S. Government agencies or instrumentalities.

These securities are backed by:

     (i) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     (ii) the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities that may not always receive financial support from the U.S. Government are:

     (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

     (ii) Farmers Home Administration;

     (iii) Federal Home Loan Banks;

     (iv) Federal Home Loan Mortgage Corporation;

     (v) Federal National Mortgage Association;

     (vi) Government National Mortgage Association; and

     (vii) Student Loan Marketing Association

GNMA Securities. The Funds may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation, which guarantees the timely payment of principal and interest, but not premiums paid to purchase these instruments. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Mortgage-Backed or Asset-Backed Securities. U.S. Government, Short Intermediate Bond and Intermediate Term Bond may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

     Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     In addition to mortgage-backed securities, U.S. Government, Short Intermediate Bond and Intermediate Term Bond may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.


     Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset- backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the Fund's investment adviser considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Restricted and Illiquid Securities (All Funds)

         The ability of the Board of Trustees of either Evergreen Investment Trust, in the case of Short Intermediate Bond and U.S. Government, or The Evergreen Lexicon Fund, in the case of Intermediate Term Bond and Intermediate Term Government ("Trustees") to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule. The Funds which invest in Rule 144A securities believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

     (i) the frequency of trades and quotes for the security;

     (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;

     (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades.

Variable or Floating Rate  Instruments.

Certain of the investments of Intermediate Term Bond and Intermediate Term Government may include variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of each Fund's Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. The Adviser will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

When-Issued and Delayed Delivery Securities (All Funds)

         The Funds may enter into securities transactions on a when-issued basis. These transactions involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the custodian, and the Funds will maintain liquid assets in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause segregation of more than 20% of the total value of their assets.

Lending of Portfolio Securities (All Funds)

The Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities, as collateral equal at all times to 100% of the market value of the securities lent. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Any loan may be terminated by either party upon reasonable notice to the other party. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for U.S. Government, Intermediate Term Bond and Intermediate Term Government exceed one-third of the value of a Fund's total assets taken at fair market value. Loans of securities by Short Intermediate Bond are limited to 15% of its total assets.

Reverse Repurchase Agreements

     As described herein, U.S. Government and Short Intermediate Bond may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options and Futures Transactions

         Options  which  Short   Intermediate  Bond  trades  must be  listed  on
national securities exchanges.

Purchasing Put and Call Options on Financial Futures Contracts

Short Intermediate Bond and U.S. Government may purchase listed put and call options on financial futures contracts for U.S. Government securities. U.S. Government may buy and sell financial futures contracts and options on financial futures contracts and may buy and sell put and call options on U.S. Government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at an undetermined price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

       A Fund may purchase put and call options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the put option will increase in value. In such an event, a Fund will normally close out its option by selling an identical put option. If the hedge is successful, the proceeds received by the Fund upon the sale of the put option plus the realized decrease in value of the hedged securities.

     Alternately, a Fund may exercise its put option to close out the position. To do so, it would enter into a futures contract of the type underlying the option. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

Purchasing Options

         Short Intermediate Bond and U.S. Government may purchase both put and call options on their portfolio securities. These options will be used as a hedge to attempt to protect securities which a Fund holds or will be purchasing against decreases or increases in value. A Fund may purchase call and put options for the purpose of offsetting previously written call and put options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

         Short Intermediate Bond intends to purchase put and call options on currency and other financial futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         Short Intermediate Bond currently do not intend to invest more than 5% of their net assets in options transactions.

      A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the purchase of such futures contracts is unleveraged.

Purchasing Call Options on Financial Futures Contracts

     An additional way in which U.S. Government may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. Government securities. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contact below market price.

     Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

"Margin" in Futures Transactions

     Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, a Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     U.S. Government will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Purchasing and Writing Put and Call Options on U.S. Government Securities

     U.S. Government may purchase put and call options on U.S. Government securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Section 4(2) Commercial Paper

U.S. Government and Short Intermediate Bond may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section

4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds do not intend to subject such paper to the limitation applicable to restricted securities.

Repurchase Agreements (All Funds)

Repurchase Agreements. Certain of the investments of the Funds may include repurchase agreements which are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

     A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

Foreign Securities.

Short Intermediate Bond may invest up to 20% of its assets in foreign securities or U.S. securities dollars in foreign markets and Intermediate Term Bond may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

As one way of managing exchange rate risk, Short Intermedate Bond may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

     The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency, but as consistent with its other investment policies, is not otherwise limited in its ability to use this strategy.

Other Investments

         The Funds are not prohibited from investing in obligations of banks which are clients of the Distributor. However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of its Adviser or its affiliates.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Except as noted, the investment restrictions set forth below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's investment adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.
1........Concentration of Assets in Any One Issuer

Diversification of Investments

         With respect to 75% of the value of its assets, a Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of the issuer. U.S. Government, Intermediate Term Bond and Intermediate Term Government will not acquire more than 10% of the outstanding voting securities of any one issuer.

2........Purchase of Securities on Margin

 .........No Fund will purchase  securities on margin,  except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

3........Unseasoned Issuers

     .........Neither  Short Intermediate  Bond* nor U.S. Government* may invest more than 5% of its total assets in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors.

4........Underwriting

 .........The  Funds will not underwrite  any issue of securities  except as they may be deemed an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with their investment objectives, policies and limitations.

5........Interests  in Oil,  Gas or Other  Mineral  Exploration  or  Development
Programs.
         Short Intermediate Bond*, Intermediate Term Bond and Intermediate Term Government will not purchase interests in oil, gas or other mineral exploration or development programs or leases, although each Fund may purchase the securities of other issuers which invest in or sponsor such programs.

6........Concentration in Any One Industry

 .........Short Intermediate Bond and U.S. Government not will invest 25% or more of the value of its total assets in any one industry except a Fund may invest more than 25% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

7........Warrants

         SHORT INTERMEDIATE*, INTERMEDIATE TERM BOND* AND INTERMEDIATE TERM GOVERNMENT* will not invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, each Fund will limit its investment in such warrants not listed on the New York Stock Exchange or the American Stock Exchange to 2% of its net assets. (If state restrictions change, this latter restriction may be changed without notice to shareholders.) For purposes of this restriction, warrants acquired by the Funds in units or attached to securities may be deemed to be without value.

8.......Ownership by Trustees/Officers

         None of Short Intermediate Bond*, U.S. Government*, Intermediate Term Bond or Intermediate Term Government may purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

9.......Short Sales

 .........Short Intermediate  Bond will not make  short  sales of  securities  or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The use of short sales will allow a Fund to retain certain bonds in its portfolio longer than it would without such sales. To the extent that the Fund receives the current income produced by such bonds for a longer period than it might otherwise, the Fund's investment objective is furthered.

     .........U.S.  Government,  Intermediate  Term Bond and  Intermediate  Term
Government will not sell any securities short.

10.......Lending of Funds and Securities

 .........U.S.  Government  will  not  lend any of its  assets  except  portfolio securities
in  accordance  with  its  investment  objectives,   policies  and  limitations.
Short Intermediate Bond will not lend portfolio securities valued at more than 15% of its total assets to broker-dealers.

 .........Intermediate  Term Bond and  Intermediate  Term Government may not make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the Funds may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

11.......Commodities

 .........Neither  of Short Intermediate Bond or U.S. Government will purchase or sell commodities or commodity contracts; however, each Fund may enter into futures contracts on financial instruments or currency and sell or buy options on such contracts. Intermediate Term Bond and Intermediate Term Government may not purchase commodities or commodities contracts. However, subject to their permitted investments, any Fund may invest in companies which in commodities and commodities contracts.

12.......Real Estate

 .........Short  Intermediate Bond and U.S.  Governement may not buy or sell real estate although each Fund may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

 .........Intermediate  Term  Bond  and  Intermediate  Term  Government  may  not
purchase or sell real estate, real estate limited partnership interests, and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate.

13.......Borrowing, Senior Securities, Reverse Repurchase Agreements

Intermediate Term Bond and Intermediate Term Government will not borrow money except as a temporary measure for extraordinary or emergency purposes in an amount up to one-third of the value of total assets, including the amounts borrowed. Any borrowing will be done from a bank and to the extent such borrowing exceeds 5% of the value of a Fund's total assets, asset coverage of at least 300% is required. In the event that such asset covergage shall at any time fall below 300%, the Fund shall within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included soley to facilitate the orderly sale of portfolio securities to accomodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowins will reduce income.

Short Intermediate Bond and U.S. Government will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes in an amount up to one-third of the value of its total assets, including the amounts borrowed, or, in addition, in the case of Short Intermediate Bond, only in amounts not in excess of 5% of the value of its total assets in order to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous and except to the extent that a Fund will enter into futures contracts. Any such borrowings need not be collateralized. Short Intermediate Bond and U.S. Government will not purchase any securities while borrowings in excess of 5% of the value of their total assets are outstanding.

14.......Pledging Assets

No Fund will mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In these cases, Short Intermediate Bond may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of borrowing and Intermediate Term Bond and Intermediate Term Government may do so in amounts up to 10% of their total assets. Margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities are not deemed to be a pledge.

15.......Investing in Securities of Other Investment Companies

Short Intermediate and U.S. Government* will purchase securities of investment companies only in open-market transactions involving customary broker's commissions. Intermediate Term Bond and Intermediate Term Government may only purchase securities of other investment companies which are money market funds and CMOs and REMICs deemed to be investment companies. In each case the Funds will only make such purchases to the extent permitted by the Investment Company Act of 1940 and the rules and regulations thereunder. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

It is the position of the Securities and Exchange Commission's Staff that certain nongovernmental issuers of CMOs and REMICs constitute investment companies pursuant to the Investment Company Act of 1940 and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the Securities and Exchange Commission exempting such instruments from the definition of investment company.

16.......Restricted Securities

     .........Short Intermediate  Bond and U.S. Government* will not invest more than 10% of their net assets (total assets in the case of U.S. Government) in securities subject to restrictions on resale under the Securities Act of 1933 (except for, in the case of U.S. Government, certain restricted securities which meet criteria for liquidity established by the Trustees). For U.S. Government, the restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933.

17........Illiquid Securities.

     ..........Short Intermediate Bond, Intermediate Term Bond* and Intermediate
Term Government* will not invest more than 10% and U.S. Government* will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain securities determined by the Trustees not to be liquid.

18........Options.

 ..........Intermediate  Term Bond and Intermediate Government Term may not write or purchase puts, calls, options or combinations thereof.

19........Control.

 ..........Intermediate Term Bond and Intermediate Government Term may not invest in companies for the purpose of exercising control.

20.......Other.

 .........In  order to comply  with  certain  state  blue sky  limitations  Short
Intermediate Bond* will not invest in real estate limited partnerships.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Funds did not borrow money, sell securities short, invest in reverse repurchase agreements in excess of 5% of the value of their net assets, or invest more than 5% of their net assets in the securities of other investment companies in the last fiscal year, and have no present intent to do so during the coming year.

     For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be "cash items".

                          CERTAIN RISK CONSIDERATIONS

           There can be no assurance that a Fund will achieve its investment objectives and an investment in the Fund involves certain risks which are described under "Description of the Funds - Investment Objectives and Policies" in the Prospectus.

                                   MANAGEMENT

        The age, address and principal occupation of the Trustees an executive officers of the Evergreen Investment Trust (formerly First Union Funds) and the Evergreen Lexicon Fund (formerly The FFB Lexicon Fund) (each a "Trust" and collectively the "Trusts"), during the past five years is set forth below:

James S. Howell (71), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

Laurence B. Ashkin + (68), 180 East Pearson Street, Chicago, IL- Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

Foster Bam +* (69), 2 Greenwich Plaza, Greenwich, CT-Trustee. Partner in the law firm of Cummings and Lockwood since 1968.

Gerald M. McDonnell (56), 821 Regency Drive, Charlotte, NC-Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

Thomas L. McVerry (57), 4419 Parkview Drive, Charlotte, NC-Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990.

William Walt Pettit*(40), Holcomb and Pettit, P.A., 207 West Trade St., Charlotte, NC-Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990; Attorney, Clontz and Clontz from 1980 to 1990.

Russell A. Salton, III, M.D. (48), Primary Physician Care, 1515 Mockingbird Lane, Charlotte, NC-Trustee. President, Primary Physician Care since 1990.

Michael S. Scofield (52), 212 S. Tryon Street Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since prior to 1989.

Robert J. Jeffries + (72), 2118 New Bedford Drive, Sun City Center, FL- Trustee Emeritus. Corporate consultant since 1967.

John J. Pileggi (36), 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz Incorporated since 1992, Managing Director from 1984 to 1992.

Joan V. Fiore (39), 237 Park Avenue, Suite 910, New York, NY-Secretary. Managing Director and Counsel, Furman Selz Incorporated since 1991; Staff Attorney, Securities and Exchange Commission from 1986 to 1991.

*Except for Messrs. Ashkin, Bam and Jeffries, the Trustees and officers listed above hold the same positions with a total of ten registered investment companies offering a total of thirty-one investment funds within the Evergreen mutual fund complex. Messrs. Ashkin, Bam and Jeffries, are not Trustees of Evergreen Investment Trust but do act act as Trustees or Directors of the nine other registered investment companies mentioned above, including the Evergreen Lexicon Fund.

--------

     * Mrs. Bam and Mr. Pettit may each be deemed to be an "interested person" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

     The officers of the Trust are all officers and/or employees of Furman Selz Incorporated. Furman Selz Incorporated is an affiliate of Evergreen Funds Distributor, Inc., the distributor of each Class of shares of each Fund.

     The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either First Union National Bank of North Carolina or Evergreen Asset Management Corp. or their affiliates. See "Investment Adviser." Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act. The Trust pays each Trustee who is not an "affiliated person" an annual retainer and a fee per meeting attended, plus expenses (and $500 for each telephone conference meeting) as follows:

Name of Fund                         Annual Retainer   Meeting Fee

Evergreen Investment Trust -         $9,000**          $1,500** U.S. Government
Short Intermediate Bond

The Evergreen Lexicon Fund -
Intermediate Term Bond
Intermediate Term Government

--------------------

** Evergreen Investment Trust pays an annual retainer to each Trustee and a per-meeting fee that are allocated among its fifteen series. Additionally, each member of the Audit Committee receives $200 for attendance at each meeting of the Audit Committee and an additional fee is paid to the Chairman of the Board of $2,000.

*** The Evergreen Lexicon Trust pays an annual retainer to each Trustee and a per-meeting fee that are allocated among its XXXX series. Additionally, each member of the Audit Committee receives $200 for attendance at each meeting of the Audit Committee and an additional fee is paid to the Chairman of the Board of $XXXXX.

     Set forth below for each of the Trustees is the aggregate compensation paid to such Trustees by Evergreen Investment Trust for the Trust's December 31, 1994 fiscal year. The current Trustees of The Evergreen Lexicon Fund were elected as Trustees effective in January 19, 1996 and, therefore, none of the current Trustees received any compensation from The Evergreen Lexicon Trust during its most recent fiscal year.

     Set forth below for each of the Trustees is the aggregate compensation paid to such Trustees by Evergreen Investment Trust for the Trust's December 31, 1994 fiscal year.

            Aggregate Compensation Paid By Evergreen  Investment  Trust

                                 Aggregate                    Total Compensation
                                 Compensation                 From Trust
Name of                          From Evergreen               & Fund Complex
Trustee                          Investment  Trust            Paid To Trustees

James S. Howell                   $14,900                        $26,900

Gerald M. McDonnell                11,900                         26,100

Thomas L. McVerry                  11,900                         26,150

William Walt Pettit                11,900                         26,100

Russell A. Salton, III, M.D.       11,900                         26,100

Michael S. Scofield                11,900                         26,650

     No officer or Trustee of the Trust owned shares of any Fund as of the date hereof.

      Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of July 31, 1995.
                                                                              14

                                  Name of                                % of
Name and Address                  Fund/Class        No. of Shares     Class/Fund
----------------                  ----------        -------------     ----------


Fubs & Co. Febo                   U.S. Government/A   133,933         6.13%/.48%
Carlos Yurur Sanna
C/O Robert Weinstein
500 East Morehead St. #303
Charlotte, NC  28288-0001


Fubs & Co. Febo                   U.S. Government/C     11,038       26.32%/.04%
Helen G. Bender
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   U.S. Government/C      4,323       10.31%/.02%
Douglas H. Thompson, Sr.
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   U.S. Government/C      3,991        9.52%/.01%
Aileen D. Bell and
John H. Bell
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                   U.S. Government/C      3,571        8.52%/.01%
Franklin E. Moulder
Anne H. Moulder
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank         U.S. Government/C      2,489        5.89%/.01%
of Palm Beach
Virginia T. Symons
UAD 5/24/95, AC# 4128730583
401 S. Tryon Street
Charlotte, NC 28288-0001

Fubs & Co. Febo                   U.S. Government/C    2,172          5.18%/.01%
George A. Cane
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001
                                                                              15

Fubs & Co. Febo                    U.S. Government/C     2,751        6.56%/.01%
Lee Pinnell and Frann Pinnell
2641 NE 22nd CT
Pompano Beach FL 33062

First Union National Bank         U.S. Government/Y  1,264,985      23.44%/4.56%
Trust Accounts
Attn: Ginny Batten
11th FL CMG-151
301 S. Tyron Street
Charlotte, NC  28288

First Union National Bank         U.S. Government/Y    450,009       8.34%/1.62%
Trust Accounts
Attn: Ginny Batten
11th FL CMG-151
301 S. Tyron Street
Charlotte, NC  28288

Wachovia Bank of Georgia          U.S. Government/Y    2,693,019    49.90%/9.71%
Directed Trustee for First Union
Non-Qualified Retirement Plan
U/A Dtd 8/31/94 Investment Act
301 N. Main St. MC-MC 31051
Winston Salem NC 27150

Wachovia Bank of Georgia Trustee   U.S. Government/Y    722,309     13.38%/2.61%
First Union Corp Retirement Trust
For Non Employee Directors 10/24/94
301 N Main St. MC-NC 31051
Winston Salem, NC 27150

Fubs & Co. Febo         Short Intermediate Bond/C       10,305       19.52%/.03%
Kerry D. Fitzgerald GDH
Christina Griffin
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo        Short Intermediate Bond/C       10,277        18.47%/.03%
Lucile L. Murray
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo        Short Intermediate Bond/C        4,035         7.64%/.01%
Sidney Goldberg and
Mona V. Rose
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001
                                                                              16

Fubs & Co. Febo        Short Intermediate Bond/C       3,757          7.12%/.01%
Kathleen W. Gladfelter
Patricia G. Sacerio JT WROS
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo        Short Intermediate Bond/C       3,236          6.13%/.01%
Francis O. Hunt
Mitchell W. Hunt
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo        Short Intermediate Bond/C       3,210          6.08%/.01%
Robert S. New, Sr. and
Willa Mae New
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo        Short Intermediate Bond/C       3,479          6.58%/.01%
Kimberly Lynn Madley
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank* Short Intermediate Bond/Y  3,534,848     9.78%/8 .86%
Trust Accounts
Attn: Ginny Batten
11th FL CMG-151
301 S. Tyron Street
Charlotte, NC  28288

First Union National Bank* Short Intermediate Bond/Y  32,857,564   90.22%/81.91%
Trust Accounts
Attn: Ginny Batten
11th FL CMG-151
301 S. Tyron Street
Charlotte, NC  28288

---------------------------------

     *Acting in various capacities for numerous accounts. As a result of its ownership of Intermediate Term Bond on December 15, 1995, First Union National Bank of North Carolina may be deemed to "control" the Fund as that term is defined in the 1940 Act.

     As of XXXXXXXXXXXXX, the officers and Trustees of Evergreen Lexicon Trust beneficially owned as a group less than 1% of the outstanding shares of Intermediate Term Bond and Intermediate Term Government. To the Lexicon Fund's knowledge, the following persons owned beneficially or of record more than 5% of the Lexicon Fund's total outstanding shares as of the Record Date:

                                                                  PERCENTAGE OF
                                       NUMBER OF    PERCENTAGE    TOTAL SHARES
NAME AND ADDRESS            CLASS      SHARES       OF CLASS      OUTSTANDING

FFB Saving Bond Fund
First Fidelity Bank,
  N.A., N.J.
Broad and Walnut Streets
Philadelphia, PA 19109


                               INVESTMENT ADVISER

     (See also "Management of the Fund" in each Fund's Prospectus) The investment adviser of each Fund is First Union National Bank of North Carolina ("FUNB" or the "Adviser") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. FUNB provides investment advisory services through its Capital Management Group. Prior to XXXXXXXXXXX, 199X, First Fidelity Bank, N.A. ("First Fidelity") acted as investment adviser to Intermediate Term Bond and Intermediate Term Government. On June 18, 1995, First Union, entered into an Agreement and Plan of Merger with First Fidelity Bancorporation ("FFB"), the corporate parent of First Fidelity which provided, among other things, for the merger (the "Merger") of FFB with and into a wholly-owned subsidiary of First Union. The Merger was consummated on XXXXX, 199X. As a result of the Merger, FUNB and its wholly-owned subsidiary, Evergreen Asset Management Corp., succeeded to the investment advisory and administrative functions currently performed by various units of First Fidelity.

         Under its Investment Advisory Agreement with each Fund, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, the Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, share certificates, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, the Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

         The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund for the three most recent fiscal periods reflected in its registration statement are set forth below:


                   Six Months
U.S. GOVERNMENT    Ended                      Year Ended    Year Ended
                   6/30/95                    12/31/94      12/31/93
                   --------                   --------       --------

Advisory Fee      $575,771                  $1,355,420      $802,441
                   --------                  ---------       --------
Waiver             ($7,399)                  ($105,523)    ($465,195)
Net Advisory Fee  $568,372                  $1,249,897      $337,246
                   =========                 =========       =======


                   Six Months
SHORT INTERMEDIATE Ended                     Year Ended    Year Ended
 BOND              6/30/95                   12/31/94      12/31/93
                   --------                  --------      --------

Advisory Fee      $961,697                 $2,022,773    $1,894,693
                  =========                 =========     =========

                  Six Months
MANAGED BOND      Ended                     Year Ended    Year Ended
                  6/30/95                   12/31/94      12/31/93
                  --------                  --------      --------

Advisory Fee      $203,264                  $523,270      $576,619
                  --------                  ========      ========
Waiver            ($64,154)
Net Advisory Fee  $139,110
                  =========

       * U.S. Government commenced operations on January 11, 1993 and, therefore, the first year's figures set forth in the table above reflect for U.S. Government investment advisory fees paid for the period from commencement of operations through December 31, 1993.

Expense Limitations

         The Adviser's fee will be reduced by, or the Adviser will reimburse the Funds for any amount necessary to prevent such expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of the Adviser's fee) from exceeding the most restrictive of the expense limitations imposed by state securities commissions of the states in which the Funds' shares are then registered or qualified for sale. Reimbursement, when necessary, will be made monthly in the same manner in which the advisory fee is paid. Currently the most restrictive state expense limitation is 2.5% of the first $30,000,000 of the Fund's average daily net assets, 2% of the next $70,000,000 of such assets and 1.5% of such assets in excess of $100,000,000.

     The Investment Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of the Trust's Trustees or by the Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of wilful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. With respect to U.S. Government and Short Intermediate Bond, the Investment Advisory Agreement dated February 28, 1985 and amended from time to time thereafter was last approved by the Trustees on April 20, 1995 and it will continue from year to year with respect to each Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of each Fund. With respect to Intermediate Term Bond and Intermediate Term Government, the Investment Advisory Agreements dated XXXXXXX, 199X were first approved by the shareholders of each Fund on XXXXXXXX, 199X and will continue until XXXXX, 1997 and from year to year with respect to each Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of each Fund.

     Certain other clients of the Adviser may have investment objectives and policies similar to those of the Funds. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

         Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which either Evergreen Asset Management Corp., a subsidiary of FUNB ("Evergreen Asset"), or FUNB acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, FUNB or their affiliates. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

     Prior to July 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provided legal, accounting and other administrative personnel and support services to each of the portfolios of Evergreen Investment Trust. The Trust paid a fee for such services at the following annual rate: .15% on the first $250 million average daily net assets of the Trust; .125% on the next $250 million; .10% on the next $250 million and .075% on assets in excess of $50 million. For the fiscal period ended June 30, 1995, and the fiscal year ended December 31, 1994, and for the period from January 11, 1993 (commencement of operations) to December 31, 1993, U.S. Government, incurred $95,122, $228,590 and $139,691, respectively, in administrative service costs of which $XXXX and $30,827, respectively, were voluntarily waived. For the fiscal period ended June 30, 1995 and the fiscal years ended December 31, 1994 and 1993, Short
Intermediate Bond incurred $159,002, $341,243 and $331,342, respectively, in administrative service costs.

     Prior to January 19, 1996, SEI Financial Management Company acted as administrator for Intermediate Term Bond and Intermediate Term Government. For the fiscal years ended August 31, 1995, 1994 and 1993, Intermediate Term Bond incurred $154,291, $159,990 and $125,875, respectively, in administrative service costs. For the fiscal years ended August 31, 1995, 1994, and 1993, Intermediate Term Government incurred $179,686, $200,870, and $172,840, respectively, in administrative service costs.

     Commencing July 1, 1995, in the case of Evergreen Investment Trust, and on January 19, 1996, in the case of The Evergreen Lexicon Trust, Evergreen Asset has been providing administrative services to each of the portfolios of the Trusts for a fee based on the average daily net assets of each fund administered by Evergreen Asset for which Evergreen Asset or FUNB also serves as investment adviser, calculated daily and payable monthly at the following annual rates:
 .050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and
 .010% on assets in excess of $30 billion. Furman Selz Incorporated, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of
mutual  funds  (the   "Distributor"),   serves  as   sub-administrator  to  U.S.
Government, Short Intermediate Bond, Intermediate Term Bond and Intermediate Term Government and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which FUNB or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of mutual funds administered by Evergreen Asset for which Evergreen Asset or FUNB serves as investment adviser as of December 31, 1995 were approximately $10.4 billion.

                              DISTRIBUTION PLANS

         Reference is made to "Management of the Funds - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A, B and C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Funds' shares.

     Under the Rule 12b-1 Distribution Plans that have been adopted by the Funds with respect to each of their Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) are committed to the discretion of such disinterested Trustees then in office.

     The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     Prior to July 7, 1995, Federated Securities Corp., a subsidiary of Federated Investors, served as the distributor for U.S. Government and Short Intermediate Bond as well as other portfolios of Evergreen Investment Trust. The Distribution Agreements between Evergreen Investment Trust and the Distributor pursuant to which distribution fees are paid under the Plans by U.S. Government and Short Intermediate Bond with respect to their Class A, Class B and Class C shares were approved on April 20, 1995 by the unanimous vote of the Trustees including the disinterested Trustees voting separately. In the case of The Evergreen Lexicon Trust, with respect to the Intermediate Term Bond and
Intermediate Term Government, SEI Financial Services Company served as distributor prior to January 19, 1996. The Distribution Agreements between The Evergreen Lexicon Trust and the Distributor pursuant to which distribution fees are paid under the Plans by Intermediate Term Bond and Intermediate Term Government with respect to their Class A, Class B and Class C shares were approved on January 19, 1996 by the unanimous vote of the Trustees including the disinterested Trustees voting separately. Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Class, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Trustees of the Trust) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Funds and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Funds and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request for their Class A, Class B and Class C shares.

     In addition to the Plans, Short Intermediate Bond and U.S. Government have each adopted a Shareholder Services Plan whereby shareholder servicing agents may receive fees from the Funds for providing services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemptions of Class B and Class C shares of the Fund.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Amendments to the Shareholder Services Plan require a majority vote of the disinterested Trustees but do not require a shareholders vote. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Trustees who are not "interested persons" as defined in the 1940 Act, or (b) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

         For the fiscal year ended August 31, 1995, neither Intermediate Term Bond nor Intermediate Term Government incurred any distribution services fees on behalf of Class A shares.

     For the fiscal year period ended June 30, 1995, U.S. Government incurred $28,081 and Short Intermediate Bond incurred $9,479 in distribution services fees on behalf of Class A shares.

     For the fiscal period ended June 30, 1995, U.S. Government incurred $718,711 and Short Intermediate Bond incurred $63,900 in distribution services fees of Class B shares.

     For the period from September 7, 1994 (commencement of operations) to June 30, 1995, U.S. Government incurred $1,194 in distribution services fees on behalf of Class C shares. For the period from September 6, 1994 (commencement of operations) to June 30, 1995, Short Intermediate Bond incurred $1,927 in distribution service fees on behalf of Class C shares.

Shareholder Services Plans

         For the period ended June 30, 1995, U.S. Government incurred shareholder services fees of $239,571 and $398 on behalf of Class B shares and Class C shares, respectively; and Short Intermediate Bond incurred shareholder services fees of $21,300 and $643 on behalf of Class B shares and Class C shares, respectively.

                             ALLOCATION OF BROKERAGE

         Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

         A portion of any transactions in equity securities for each Fund will occur on domestic stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

         It is anticipated that most of each Fund's purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

         In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. The extent of receipt of such services would tend to reduce the expenses of the Adviser or its affiliates.

         U.S. Government, Short-Intermediate Bond, Intermediate Term Bond and Intermediate Government did not pay any commissions to affiliated brokers. For the six month period ended June 30, 1995, the fiscal year ended December 31, 1994, and the period from January 11, 1993 (commencement of operations) to December 31, 1993, U.S. Government paid $10, $180 and $0, respectively, in commissions on brokerage transactions. For the six month period ended June 30, 1995, the fiscal years ended December 31, 1994 and 1993, Short Intermediate Bond paid $0, $9,198 and $7,908, respectively, in commissions on brokerage transactions. For the fiscal years ended August 31, 1995, 1994 and 1993, Intermediate Term Bond and Intermediate Term Government did not pay commissions on brokerage commissions.

                           ADDITIONAL TAX INFORMATION
                      (See also "Taxes" in the Prospectus)

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months; and
(c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year.

Each Fund anticipates meeting such distribution requirements.

         Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income. It is anticipated that this portion of the dividends paid by a Fund (other than distributions of securities profits) will qualify for the 70% dividends-received deduction for corporations. Shareholders will be informed of the amounts of dividends which so qualify.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders (who are not exempt from tax) as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

         Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or loss will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                 NET ASSET VALUE

         The following information supplements that set forth in each Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares".

         The public offering price of shares of a Fund is its net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as more fully described in the Prospectus. See "Purchase of Shares - Class A Shares - Front-End Sales Charge "Alternative". On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. For each Fund, securities for which the primary market is on a domestic or foreign exchange and over-the-counter securities admitted to trading on the NASDAQ National List are valued at the last quoted sale or, if no sale, at the mean of closing bid and asked price and portfolio bonds are presently valued by a recognized pricing service when such prices are believed to reflect the fair value of the security. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.


         The respective per share net asset values of the Class A, Class B, Class C and Class Y shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset value of the Class A shares (and, in turn, that of Class A shares may be lower than Class Y shares) as a result of the greater daily expense accruals, relative to Class A and Class Y shares, of Class B and Class C shares relating to distribution services fees and shareholder service fee and, to the extent applicable, transfer agency fees and the fact that Class Y shares bear no additional distribution, shareholder service or transfer agency related fees. While it is expected that, in the event each Class of shares of a Fund realizes net investment income or does not realize a net operating loss for a period, the per share net asset values of the four classes will tend to converge immediately after the payment of dividends, which dividends will differ by approximately the amount of the expense accrual differential among the Classes, there is no assurance that this will be the case. In the event one or more Classes of a Fund experiences a net operating loss for any fiscal period, the net asset value per share of such Class or Classes will remain lower than that of Classes that incurred lower expenses for the period.

         To the extent that any Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities will be translated into United States dollars at the mean between the buying and selling rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Fund. The Trustees will monitor, on an ongoing basis, a Fund's method of valuation. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in a Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed. Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date.

                               PURCHASE OF SHARES

         The following information supplements that set forth in each Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares".

General

         Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase (the "front-end sales charge alternative"), with a contingent deferred sales charge (the deferred sales charge alternative"), or without any front-end sales charge, but with a contingent deferred sales charge imposed only during the first year after purchase (the "level-load alternative"), as described below. Class Y shares which, as described below, are not offered to the general public, are offered without any front-end or contingent sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Distributor ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor ("selected agents"), or (iii) the Distributor. The minimum for initial investments is $1,000; there is no minimum for subsequent investments. The subscriber may use the Share Purchase Application available from the Distributor for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A, Class B or Class C shares.

         Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined (plus for Class A shares, the applicable sales charges), as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus for Class A shares the sales charges). In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of shares of a Fund, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Share Purchase Application. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("ACH"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase shares is automatically placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates shares of a Fund are not issued. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.

Alternative Purchase Arrangements

         Each Fund issues four classes of shares: (i) Class A shares, which are sold to investors choosing the front-end sales charge alternative; (ii) Class B shares, which are sold to investors choosing the deferred sales charge alternative; (iii) Class C shares, which are sold to investors choosing the level-load sales charge alternative; and (iv) Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (b) certain investment advisory clients of the Evergreen Asset, FUNB and their affiliates, and (c) institutional investors. The four classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (I) only Class A, Class B and Class C shares of U.S. Government and Short Intermediate Bond are subject to a Rule 12b-1 distribution fee, (II) Class B and Class C shares of U.S. Government and Short Intermediate

Bond are subject to a shareholder service fee, (III) Class A shares bear the expense of the front-end sales charge and Class B and Class C shares bear the expense of the deferred sales charge, (IV) Class B shares and Class C shares each bear the expense of a higher Rule 12b-1 distribution services fee and applicable shareholder service fee than Class A shares and, in the case of Class B shares, higher transfer agency costs, (V) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services (and, to the extent applicable, shareholder service) fee is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A, Class B and Class C shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the Class A shareholders and the Class B and Class C shareholders will vote separately by Class, and (VI) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

         The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services and shareholder service fees (if applicable) and contingent deferred sales charges on Class B shares prior to conversion, or the accumulated distribution services and shareholder service fees (if applicable) on Class C shares, would be less than the front-end sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class B and Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at the lowest applicable sales charge. For this reason, the Distributor will reject any order (except orders for Class B shares from certain retirement plans) for more than $2,500,000 for Class B or Class C shares.

         Class A shares are subject to a lower distribution services fee and no shareholder service fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because front-end sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced front-end sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and shareholder service charges on Class B shares or Class C shares may exceed the front-end sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such front-end sales charges, not all their funds will be invested initially.

         Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution services and applicable shareholder service fees and, in the case of Class B shares, being subject to a contingent deferred sales charge for a seven-year period. For example, based on current fees and expenses, an investor subject to the 4.75% front-end sales charge would have to hold his or her investment approximately seven years for the Class B and Class C distribution services and shareholders service fees, to exceed the front-end sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class C distribution services and shareholder service fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.


         Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the seven year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

         With respect to each Fund, the Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Class Y shares. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Front-end Sales Charge Alternative--Class A Shares

         The public offering price of Class A shares for purchasers choosing the front-end sales charge alternative is the net asset value plus a sales charge as set forth in the Prospectus for each Fund.

         Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Fund receives the entire net asset value of its Class A shares sold to investors. The Distributor's commission is the sales charge set forth in the Prospectus for each Fund, less any applicable discount or commission "reallowed" to selected dealers and agents. The Distributor will reallow discounts to selected dealers and agents in the amounts indicated in the table in the Prospectus. In this regard, the Distributor may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Distributor.

         Set forth below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of a Fund aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of Class A shares of each Fund at the end of each Fund's latest fiscal year.

                   Net     Per Share              Offering
                   Asset   Sales                  Price
                   Value   Charge      Date       Per Share


U.S. Government    $  9.65  $.48        6/30/95    $ 10.13

Short Intermediate $ 10.02  $.50        6/30/95    $ 10.52
Bond

         For the periods indicated, the following commissions were paid to and amounts were retained by Federated Securities Corp., which, prior to July 7, 1995, was the principal underwriter of portfolios of the Trust:
                                                                              31

                               Six Months                      Period From
                               Ended         Year Ended   January 11, 1993
                               6/30/95       12/31/94          to 12/31/93
U.S. Government:
  Commissions Received         $104,303      $450,000                ---
  Commissions Retained          $ 3,599       $10,000                ---

                               Six Months
                               Ended         Year Ended         Year Ended
Fixed Income:                  6/30/95       12/31/94           12/31/93
  Commissions Received         $39,906       $247,000           $98,000
  Commissions Retained          $1,334        $21,000           $15,000



         For the periods indicated, the following commissions were paid to and amounts were retained by SEI Financial Securities Company, which prior to XXXXX, 199x, was the principal unerwriter of portfolios of The Evergreen Lexicon Fund.

                                  Year Ended     Year Ended  Year Ended
Intermediate Term Bond:            8/31/95        8/31/94      8/31/93
         Commissions Received
         Commissions Retained

Intermediate Term Government:
         Commissions Received
         Commissions Retained

         Investors  choosing the front-end  sales charge  alternative  may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions by combining purchases of shares of one or more Evergreen mutual funds other than money market funds into a single "purchase", if the resulting "purchase" totals at least $100,000. The term "purchase" refers to:
(i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company", as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any Evergreen mutual fund. Currently, the Evergreen mutual funds include:

Evergreen  Fund
Evergreen  Global Real Estate Equity Fund
Evergreen  U.S. Real Estate Equity Fund
Evergreen  Global Leaders Fund
Evergreen  Limited  Market  Fund,  Inc.
Evergreen  Growth and  Income  Fund
The Evergreen  Total Return Fund
The Evergreen  American  Retirement  Fund
Evergreen  Small Cap Equity Income Fund
Evergreen  Tax Strategic  Foundation  Fund
Evergreen  Short-Intermediate Municipal Fund*
Evergreen  Short-Intermediate Municipal Fund-CA
Evergreen  Tax Exempt Money Market Fund
The Evergreen Money Market Fund
Evergreen  Foundation  Fund
Evergreen  Florida High Income  Municipal  Bond Fund
Evergreen  Aggressive  Growth  Fund
Evergreen  Balanced  Fund*
Evergreen  Utility  Fund*
Evergreen  Value Fund*
Evergreen  Short Intermediate  Bond Fund
Evergreen  U.S. Government  Fund
Evergreen  Intermediate Term Bond  Fund*
Evergreen  Intermediate  Term Government  Securities  Fund
Evergreen  Emerging  Markets Growth Fund*
Evergreen  International  Equity Fund*
Evergreen  Treasury  Money  Market Fund*
Evergreen  Florida  Municipal Bond Fund*
Evergreen  Georgia  Municipal Bond Fund*
Evergreen  North Carolina  Municipal  Bond Fund*
Evergreen  South Carolina  Municipal Bond Fund*
Evergreen  Virginia  Municipal  Bond Fund*
Evergreen  High Grade Tax Free Fund*
Evergreen  Pennsylvania Tax Free Money Market Fund
Evergreen  New Jersey Tax-Free Income Fund

*  Prior  to July 7,  1995,  each  Fund  was  named  "First  Union"  instead  of
"Evergreen."

     Prospectuses for the Evergreen mutual funds may be obtained without charge by contacting the Distributor or the Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information.

     Cumulative  Quantity  Discount  (Right  of  Accumulation).   An  investor's
purchase of additional Class A shares of a Fund may qualify for a Cumulative Quantity Discount.

The applicable sales charge will be based on the total of:

                  (i)  the investor's current purchase;

                  (ii) the net  asset  value (at the  close of  business  on the previous day) of (a) all Class A, Class B and Class C shares of the Fund held by the investor and (b) all such shares of any other Evergreen mutual fund held by the investor; and

                  (iii) the net asset value of all shares described in paragraph

                  (ii) owned by another  shareholder  eligible to combine his or
                         her purchase   with  that  of  the  investor  into  a
                         single "purchase" (see above).

     For example, if an investor owned Class A, B or C shares of an Evergreen mutual fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of a Fund worth an additional $100,000, the sales charge for the $100,000 purchase would be at the 3.00% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.75% rate.

     To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

     Statement of Intention. Class A investors may also obtain the reduced sales charges shown in the Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B and/or Class C shares) of the Fund or any other Evergreen mutual fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of Class A, B or C shares of the Fund or any other Evergreen mutual fund made not more than 90 days prior to the date that the investor signs a Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Evergreen mutual funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of

$60,000 during the following 13 months in shares of the Fund or any other Evergreen mutual fund, to qualify for the 3.75% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

     The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional shares of the Fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases.

     Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting a Fund at the address or telephone number shown on the cover of this Statement of Additional Information.

     Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Evergreen mutual funds available to their participants. Investments made by such employee benefit plans may be exempt from any applicable front-end sales charges if they meet the criteria set forth in the Prospectus under "Class A Shares- Front End Sales Charge Alternative". The Adviser may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen mutual funds available to their participants.

     Reinstatement Privilege. A Class A shareholder, who has caused any or all of his or her shares of the Fund to be redeemed or repurchased, may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that such reinvestment is made within 30 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for Federal tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund. The reinstatement privilege may be used by the shareholder only once, irrespective of the number of shares redeemed or repurchased, except that the privilege may be used without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his or her individual retirement account or other qualified retirement plan account. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this Statement of Additional Information.

     Sales at Net Asset Value. In addition to the categories of investors set forth in the Prospectus, each Fund may sell its Class A shares at net asset value, i.e., without any sales charge, to: (i) certain investment advisory clients of Evergreen Asset, FUNB or their affiliates; (ii) officers and present or former Trustees of the Trusts; present or former trustees of other investment companies managed by the Adviser; present or retired full-time employees of the Adviser; officers, directors and present or retired full-time employees of the Adviser, the Distributor, and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) certain employee benefit plans for employees of the Adviser, the Distributor and their affiliates; (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer and approved by the Distributor, pursuant to which such persons pay an asset-based fee to such broker-dealer, or its affiliate or agent, for service in the nature of investment advisory or administrative services. These provisions are intended to provide additional job-related incentives to persons who serve the Funds or work for companies associated with the Funds and selected dealers and agents of the Funds. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor.

Deferred Sales
Charge Alternative--Class B Shares

     Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

     Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee and the applicable shareholder service fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee and the applicable shareholder service fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

     Contingent Deferred Sales Charge. Class B shares which are redeemed within seven years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.


     In determining the contingent deferred sales charge applicable to a redemption, it will be assumed, that the redemption is first of any Class A shares or Class C shares in the shareholder's Fund account, second of Class B shares held for over eight years or Class B shares acquired pursuant to reinvestment of dividends or distributions, and third of Class B shares held, longest during the eight-year period.

     To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares, 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, of the $600 of the shares redeemed $400 of the redemption proceeds (40 shares x $10 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

     The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, or
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

     Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee and the applicable shareholder service fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

     For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

     The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee and applicable shareholder service fee and transfer agency costs with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and
(ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee and applicable shareholder services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

Level-Load Alternative--Class C Shares

     Investors choosing the level load sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a front-end sales charge. However, you will pay a 1.0% contingent deferred sales charge if you redeem shares during the first year after purchase. No charge is imposed in connection with redemptions made more than one year from the date of purchase. Class C shares are sold without a front-end sales charge so that the Fund will receive the full amount of the investor's purchase payment and after the first year without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee and applicalbe shareholder service fee enables the Fund to sell Class C shares without either a front-end or contingent deferred sales charge. However, unlike Class B shares, Class C shares do not convert to any other class shares of the Fund. Class C shares incur higher distribution services fees and applicable shareholder service fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

Class Y Shares

     Class Y shares are not offered to the general public and are available only to (i) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain investment advisory clients of Evergreen Asset, FUNB and their affiliates, and (iii) institutional investors. Class Y shares do not bear any Rule 12b-1 distribution expenses and are not subject to any front-end or contingent deferred sales charges.

                       GENERAL INFORMATION ABOUT THE FUNDS
(See also "Other Information - General Information" in each Fund's Prospectus)

Capitalization and Organization

     The Evergreen U.S. Government Fund and Evergreen Short Intermediate Bond Fund(formerly Evergreen Fixed Income Fund), which prior to July 7, 1995 were known as the First Union U.S. Government Portfolio and First Union Fixed Income Portfolio respectively, are each separate series of Evergreen Investment Trust, a Massachusetts business trust. On July 7, 1995, First Union Funds changed its name to Evergreen Investment Trust. On December 14, 1992, The Salem Funds changed its name to First Union Funds. The Trust is governed by a Board of Trustees.

     Evergreen Intermediate Term Bond Bond Fund and Evergreen Intermediate Term Government Securities Fund, which prior to January 19, 1996, were known as the Fixed Income Fund and the Intermediate Term Government Securities Fund, respectively, are each separate series of The Evergreen Lexicon Fund, a Massachusetts business trust. On January 19, 1996, The FFB Lexicon Fund changed its name to the Evergreen Lexicon Fund.

     Each Fund may issue an unlimited number of shares of beneficial interest without par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

     Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

     Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

     The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Funds. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the State of Massachusetts. If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

     In addition any Fund may, in the future, create additional classes of shares which represent an interest in the same investment portfolio. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

     Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

     An order has been received from the Securities and Exchange Commission permitting the issuance and sale of multiple classes of shares representing interests in each Fund. In the event a Fund were to issue additional Classes of shares other than those described herein, no further relief from the Securities and Exchange Commission would be required.

Distributor

         Evergreen Funds Distributor, Inc. (the "Distributor"), 230 Park Avenue, New York, New York 10169, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between the Fund and the Distributor, the Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

         Sullivan & Worcester LLP, Washington, D.C., serves as counsel to the Funds.

Independent Auditors

     KPMG Peat Marwick LLP has been selected to be the independent auditors of the Funds.

                          PERFORMANCE INFORMATION

Total Return

         From time to time a Fund may advertise its "total return". Computed separately for each class, the Fund's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. The Fund will include performance data for Class A, Class B, Class C and Class Y shares in any advertisement or information including performance data of the Fund.

         With respect to Intermediate Term Bond and Intermediate Term Government, Class B and Class C shares were not being offered as of August 31, 1995. The average annual compounded total return for each Class of shares offered by the Funds for the most recently completed one, five and ten year fiscal periods is set forth in the table below.



U.S. GOVERNMENT       1 Year               From
                       Ended         (inception)*
                     6/30/95         to 6/30/95
Class A                5.70%             3.60%
Class B                4.90%             3.77%
Class C                 --               8.33%
Class Y               11.30%             4.03%

SHORT-INTERMEDIATE     1 Year              5 Years                   From
                        Ended                Ended               (inception)**
                      6/30/95              6/30/95               to 6/30/95

Class A                4.01%                6.97%                      7.37%
Class B                3.00%                 ---                       3.11%
Class C                 --                   ---                       5.79%
Class Y                9.31%                 ---                       7.74%


Intermediate Term Bond
Class A (Investor)
Class Y (Institutional)

Intermediate-Term Government
Class A (Investor)
Class Y (Institutional)



                                    1 Year                From
                                    Ended                 (inception)***
INTERMEDIATE TERM                   8/31/95               to 8/31/95
BOND

Class A (Investor)                  5.36%
Class B (Institutional)             5.61%


                                    1 Year                From
                                    Ended                 (inception)+
INTERMEDIATE TERM                   8/31/95               to 8/31/95
GOVERNMENT

Class A(Investor)                  5.19%
Class Y(Institutional)             5.43%


* Inception date: Class A - January 12, 1993; Class B - January 12, 1993; Class C - September 2, 1994; Class Y - August 25, 1993.

** Inception date: Class A - January 31, 1989; Class B - January 25, 1993; Class C - September 2, 1994; Class Y - December 31, 1990.

***Inception date:

+  Inception date:
                                                     Average Annual Total Return
                        Class/Without Load
 Fund                     With Load
                                                  One     Five   Ten  Since
                                                  Year    Year   Year Inception
Intermediate Term  Investor with load3            N/A     N/A    N/A 11.36
Bond               Institutional without load1   10.13    N/A    N/A 8.01
                   Investor without load3         N/A     N/A    N/A 5.17
                   Investor with load3            N/A     N/A    N/A 0.44

Intermediate-Term  Institutional without load1    8.16    N/A    N/A 6.25
Government Fund    Investor without load3         N/A     N/A    N/A 3.90
                   Investor with load3            N/A     N/A    N/A (0.79)


         A Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in a Fund's portfolio and its expenses. Total return information is useful in reviewing a Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in a Fund is not fixed and will fluctuate in response to prevailing market conditions. YIELD CALCULATIONS

         From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing the Fund's interest income (as defined in the Securities and Exchange Commissions yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:

                           YIELD = 2[(a-b+1)6-1]
                                      cd

Where    a = Interest earned during the period
         b  = Expenses  accrued for the period (net of  reimbursements)

         c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

         Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rate of distributions a Fund paid over the same period, or the net investment income reported in a Fund's financial statements.

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         The yield of each Fund for the thirty-day period ended June 30, 1995 (with respect to U.S. Government and Short Intermediate Bond) and August 31, 1995 (with respect to Intermediate Term Bond and Intermediate Term Government) for each Class of shares offered by the Funds is set forth in the table below:

U.S. Government
     Class A - 5.99%
     Class B - 5.24%
     Class C - 5.25%
     Class Y - 6.26%

Short Intermediate Bond
     Class A - 5.95%
     Class B - 5.04%
     Class C - 5.04%
     Class Y - 6.06%

Non-Standardized Performance

         In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

GENERAL

         From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Lehman Brothers Intermediate Government Bond Index, or any other commonly quoted index of common stock and bond prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Lehman Brothers Intermediate Government Bond Index are unmanaged indices of selected common stock and bond prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to the Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trusts with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.

                              FINANCIAL STATEMENTS

     Each Fund's financial statements appearing in their most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely KPMG Peat Marwick LLP in the case of Short Intermediate Bond and U.S. Government, and Arthur Andersen LLP in the case of Intermediate Term Bond and Intermediate Term Government, are incorporated by reference in this Statement of Additional Information. The Annual Reports to Shareholders for each Fund, which contain the referenced statements, are available upon request and without charge.

              APPENDIX A - NOTE, BOND AND COMMERCIAL PAPER RATINGS

 NOTE RATINGS


     Moody's Investors Service, Inc.: MIG-1 -- the best quality. MIG-2 -- high quality, with margins of protection ample though not so large as in the preceding group. MIG-3 -- favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     Standard & Poor's Ratings Group, Inc.: SP-1 -- Very strong or strong capacity to pay principal and interest. SP-2 -- Satisfactory capacity to pay principal and interest.

BOND RATINGS

         Moody's Investors Service: Aaa -- judged to be the best quality, carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards; A -- possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa -- considered as medium grade obligations which are neither highly protected nor poorly secured. Moody's Investors Service also applies numerical indicators, 1, 2 and 3, to rating categories Aa through Baa. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

         Standard & Poor's Ratings Group: AAA -- highest grade obligations, possesses the ultimate degree of protection as to principal and interest; AA -- also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree; A -- regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe; BBB -- regarded as having adequate capacity to pay interest and repay principal but are more susceptible than higher rated obligations to the adverse effects of changes in economic and trade conditions. Standard & Poor's Ratings Group applies indicators "+", no character, and "-" to the above rating categories AA through BBB. The indicators show relative standing within the major rating categories.

         Duff & Phelps: AAA - highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A -- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

         Fitch Investors Service: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with a very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions; and BBB -- satisfactory credit quality with adequate ability with regard to interest and principal, and likely to be affected by adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of a credit within those rating categories.

COMMERCIAL PAPER RATINGS

         Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2 and 3 are used to denote relative strength within this highest classification.

         Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

         Duff & Phelps: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

         Fitch Investors Service: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong credit quality, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.


******************************************************************************
FFB LEXICON FUND

PART C.           OTHER INFORMATION
         Post-Effective Amendment No. 8

Item 24.          Financial Statements and Exhibits:

    (a)  Financial Statements.

             The Registrant's audited Financial Statements for the fiscal year ended August 31, 1995 including the report of Arthur Andersen LLP thereon are included in the Statement of Additional Information filed as part of this Annual Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A. The Financial Statements included in such Post-Effective Amendment No. 8 are:

       Statement of Net Assets as of August 31, 1995 Statements of Operations For the Period Ended August 31, 1995 Statements of Changes in Net Assets as of August 31, 1995 Financial Highlights as of August 31, 1995 Notes to Financial Statements as of August 31, 1995 Report of Independent Public Accountants dated August 31, 1995

    (b)  Additional Exhibits.

   (1)  Registrant's Declaration of Trust(1)
   (1a) Amendment to Registrant's Declaration of Trust*
   (2)  Registrant's By-Laws(1)
   (5)  Form of Investment Advisory Agreement with First Union National Bank*
   (6)  Distribution Agreement with Evergreen Funds Distributor, Inc.*
   (8)  Form of Custodian Agreement
   (10) Opinion and Consent of Counsel2
   (11) Consent of Independent Public Accountants*
   (15) Form of Distribution Plan and Servicing Agreement of the Registrant relating to Class A Share(3)
   (15) Form of Distribution Plan and Servicing Agreement of the Registrant relating to Class B and C Shares*
   (16) Performance Quotation Computation (2)
   (25) Not Applicable

------------------------------------
*   Filed herewith.

1 Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 33- 41918), filed with the Securities and Exchange Commission on October 31, 1995.

1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-41918), filed with the Securities and Exchange Commission on June 26, 1991.

2 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-41918), filed with the Securities and Exchange Commission on October 21, 1991.

3 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 33-41918), filed with the Securities and Exchange Commission on October 31, 1994.



Item 25.       Persons Controlled By or Under Common Control with Registrant:

               See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a wholly-owned subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.       Number of Holders of Securities:

               The following information is given as of October 5, 1995:

                                                               Number of
     Title of Class                                          Record Holders


     Class Y:
       Evergreen Intermediate-Term Government Securities Fund             4
       Evergreen Intermediate-Term Bond Fund                              4

     Class A:
       Evergreen Intermediate-Term Government Securities Fund             17
       Evergreen Intermediate-Term Bond Fund                              12

     Class B:
       Evergreen Intermediate-Term Government Securities Fund             1
       Evergreen Intermediate-Term Bond Fund                              1

     ClassC:
       Evergreen Intermediate-Term Government Securities Fund             1
       Evergreen Intermediate-Term Bond Fund                              1


Item 27.       Indemnification:

               Article VIII of the  Agreement of  Declaration  of Trust filed as
Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business or Other Connections of Investment Adviser

     Evergreen Asset Management Corp. ("Evergreen Asset"), the investment adviser to Registrant's Evergreen Fund series, and Lieber and Company, the sub-adviser to Registrant's Evergreen Fund series also acts as such to one or more of the separate investment series offered by The Evergreen Total Return Fund, The Evergreen Limited Market Fund, Inc., The Evergreen Value Timing Fund, The Evergreen Money Market Trust, The Evergreen American Retirement Trust, The Evergreen Municipal Trust, Evergreen Global Real Estate Equity Trust and Evergreen Foundation Fund, all registered investment companies. Stephen A. Lieber, Chairman and Co-CEO, Theodore J. Israel, Jr., Executive Vice President, Nola Maddox Falcone, President and Co-CEO, George R. Gaspari, Senior Vice
President and CFO and Joseph J. McBrien, Senior Vice President and General Counsel, are the principal executive officers of Evergreen Asset and Lieber and Company, were, prior to June 30, 1994 officers and/or directors or trustees of the Registrant and the other funds for which the Adviser acts as investment adviser.

     For a description of the other business of the First Union National Bank of North Carolina ("FUNB-NC"), which will serves as investment adviser to Registrant's Evergreen Aggressive Growth Fund series, see the section entitled "Investment Advisers" in Part A.

     The Directors and principal executive officers of FUNB, are set forth in the following table:


               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           BOARD OF DIRECTORS

       Ben Mayo Boddie                    Raymond A. Bryan, Jr.
       Chairman & CEO                     Chairman & CEO
        Boddie-Noell Enterprises, Inc.    T.A. Loving Company
       P.O. Box 1908                      P.O. Drawer 919
       Rocky Mount, NC 27802              Goldsboro, NC 27530

       John F.A.V. Cecil                  John W. Copeland
       President                          President
       Biltmore Dairy Farms, Inc.         Ruddick Corporation
       P.O. Box 5355                      2000 Two First Union Center
       Asheville, NC 28813                Charlotte, NC 28282

       John Crosland, Jr.                 J. William Disher
       Chairman of the Board              Chairman & President
       The Crosland Group, Inc.           Lance Incorporated
       135 Scaleybark Road                P.O. Box 32368
       Charlotte, NC  28209               Charlotte, NC 28232

       Frank H. Dunn                      Malcolm E. Everett, III
       Chairman and CEO                   President
       First Union National Bank          First Union National Bank
         of North Carolina                 of North Carolina
       One First Union Center             310 S. Tryon Street
       Charlotte, NC 28288-0006           Charlotte, NC 28288-0156

       James F. Goodmon                   Shelton Gorelick
       President & Chief                  President
         Executive Officer                SGIC, Inc.
       Capitol Broadcasting               741 Kenilworth Ave., Suite 200
         Company, Inc.                    Charlotte, NC 28204
       2619 Western Blvd.
       Raleigh, NC  27605

       Charles L. Grace                   James E. S. Hynes
       President                          Chairman
       Cummins Atlantic, Inc.             Hynes Sales Company, Inc.
       P.O. Box 240729                    P.O. Box 220948
       Charlotte, NC  28224-0729          Charlotte, NC  28222

       Daniel W. Mathis                   Earl N. Phillips, Jr.
       Vice Chairman                      President
       First Union National Bank          First Factors Corporation
         of North Carolina                P.O. Box 2730
       One First Union Center             High Point, NC  27261
       Charlotte, NC  28288-0009

       J. Gregory Poole, Jr.              John P. Rostan, III
       Chairman & President               Senior Vice President
       Gregory Poole Equipment Company    Waldensian Bakeries, Inc.
       P.O. Box 469                       P.O. Box 220
       Raleigh, NC  27602                 Valdese, NC  28690

       Nelson Schwab, III                 Charles M. Shelton, Sr.
       Chairman & CEO                     Chairman & CEO
       Paramount Parks                     The Shelton Companies, Inc
       8720 Red Oak Boulevard, Suite 315  3600 One First Union Center
       Charlotte, NC  28217               Charlotte, NC  28202

       George Shinn                       Harley F. Shuford, Jr.
       Owner and Chairman                 President and CEO
       Shinn Enterprises, Inc.            Shuford Industries
       One Hive Drive                     P.O. Box 608
       Charlotte, NC  28217               Hickory, NC  28603

               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           EXECUTIVE OFFICERS

            James Maynor, President, First Union Mortgage Corporation; Austin
            A. Adams, Executive Vice President; Howard L. Arthur, Senior Vice President; Robert T. Atwood, Executive Vice President and Chief Financial Officer; Marion A. Cowell, Jr., Executive Vice President, Secretary and General Counsel; Edward E. Crutchfield, Jr., Chairman, CEO, First Union Corporation; Frank H. Dunn, Jr., Chairman and CEO; Malcolm E. Everett, III, President; John R. Georgius, President, First Union Corporation; James Hatch, Senior Vice President and Corporate Controller; Don R. Johnson, Executive Vice President; Mark Mahoney, Senior Vice President; Barbara K. Massa, Senior Vice President; Daniel W. Mathis, Vice Chairman; H. Burt Melton, Executive Vice President; Malcolm T. Murray, Jr., Executive Vice President; Alvin T. Sale, Executive Vice President; Louis A. Schmitt, Jr., Executive Vice President; Ken Stancliff, Senior Vice President and Corporate Treasurer; Richard K. Wagoner, Executive Vice President and General Fund Officer.

            All of the Executive Officers are located at the following address: First Union National Bank of North Carolina, One First Union Center, Charlotte, NC 28288.



Item 29. Principal Underwriters

     Evergreen Funds Distributor, Inc. The Director and principal executive officers are:

         Director          Michael C. Petrycki

         Officers          Robert A. Hering        President
                           Michael C. Petrycki     Vice President
                           Gordon Forrester        Vice President
                           Lawrence Wagner         VP, Chief Financial Officer
                           Steven D. Blecher       VP, Treasurer, Secretary
                           Elizabeth Q. Solazzo    Assistant Secretary
                           Thalia M. Cody          Assistant Secretary

Item 30. Location of Accounts and Records

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant's Custodian, State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171 or the offices of Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577.

Item 31. Management Services

                           Not Applicable.

Item 32. Undertakings

                           Not Applicable.


                                     NOTICE


     A copy of the Agreement and Declaration of Trust for The Evergreen Lexicon Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York, on the 19th day of January, 1996.

                              The Evergreen Lexicon Fund
                              /s/ John J. Pileggi
                         by-----------------------------
                           John J. Pileggi, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                         Title                      Date
-----------                        -----                      ----
/s/John J. Pileggi
-----------------------            President and             January 19, 1996
John J. Pileggi                    Treasurer


-----------------------            Trustee                   January 19, 1996
Laurence B. Ashkin

/s/Foster Bam
-----------------------            Trustee                   January 19, 1996
Foster Bam

/s/James S. Howell
-----------------------            Trustee                   January 19, 1996
James S. Howell

/s/Gerald M. McDonnell
-----------------------            Trustee                   January 19, 1996
Gerald M. McDonnell

/s/Thomas L. McVerry
-----------------------            Trustee                   January 19, 1996
Thomas L. McVerry

/s/William Walt Pettit
-----------------------            Trustee                   January 19, 1996
William Walt Pettit

/s/Russell A. Salton, III, M.D
------------------------------     Trustee                   January 19, 1996
Russell A. Salton, III, M.D

/s/Michael S. Scofield
-----------------------            Trustee                   January 19, 1996
Michael S. Scofield


                                  EXHIBIT INDEX




Sequentially
Numbered
Name                                                             Exhibit
Page

Amendment to Registrant's Declaration of Trust                      1

Form of Investment Advisory Agreement with First Union              5
National Bank

Distribution Agreement with Evergreen Funds Distributor, Inc.       6

Form of Custodian Agreement                                         8


Consent of Independent Public Accountants                          11

Form of Class B and C Distribution Plan and Servicing Agreement    15